UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/08

ITEM 1.           REPORT TO STOCKHOLDERS

December 31, 2008

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

3 Performance Summary

4 Information About Your Portfolio's Expenses

5 Management Summary

6 Portfolio Summary

8 Investment Portfolio

42 Financial Statements

45 Financial Highlights

46 Notes to Financial Statements

50 Report of Independent Registered Public Accounting Firm

51 Tax Information

52 Proxy Voting

53 Investment Management Agreement Approval

56 Summary of Management Fee Evaluation by Independent Fee Consultant

59 Summary of Administrative Fee Evaluation by Independent Fee Consultant

60 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2008

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.50% and 0.75% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended December 31, 2008.

Returns and ranking during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31
Comparative Results (as of December 31, 2008)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$6,588	$7,593	$9,322	$12,781
	Average annual total return	-34.12%	-8.77%	-1.39%	2.48%
Russell 2000 Index	Growth of $10,000	$6,621	$7,715	$9,544	$13,469
	Average annual total return	-33.79%	-8.29%	-.93%	3.02%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$6,567	$7,530	$9,200	$10,178
	Average annual total return	-34.33%	-9.02%	-1.65%	.27%
Russell 2000 Index	Growth of $10,000	$6,621	$7,715	$9,544	$10,651
	Average annual total return	-33.79%	-8.29%	-.93%	.95%

The growth of $10,000 is cumulative.

* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2008 to December 31, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 7/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/08	$ 729.50	$ 728.00
Expenses Paid per $1,000*	$ 2.04	$ 3.13
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 7/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/08	$ 1,022.77	$ 1,021.52
Expenses Paid per $1,000*	$ 2.39	$ 3.66
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.47%	.72%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary December 31, 2008

The year just ended was the worst in many decades for the US equity markets. Essentially all equity indices posted negative returns for this period, as markets reflected economic problems including a housing slump, rising unemployment, a crisis of confidence and an extreme credit crunch. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a negative return of -37.31% for the 12 months ended December 31, 2008. Small-cap stocks (as measured by the Russell 2000® Index, which returned -33.79%) performed somewhat better than large-cap stocks (as measured by the Russell 1000® Index, with a return of -37.60%) during the period. Within the small-cap market, the Russell 2000® Growth Index posted a return of -38.54%, compared with -28.92% for the Russell 2000® Value Index.

The Portfolio returned -34.12% (Class A shares, unadjusted for contract charges) for the 12-month period ended December 31, 2008. Since the Portfolio's investment strategy is to replicate as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, the Portfolio's return is normally quite close to the return of the index.

All 10 of the industry sectors within the Russell 2000 Index and the Portfolio posted negative returns over the period. Four sectors were down more than 40%; these were telecommunication services, energy, consumer discretionary and information technology. The strongest sector was utilities, down approximately 11%.

Brent Reeder
Senior Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

The Russell 2000 Growth Index is an unmanaged, capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results. Current and future portfolio holdings are subject to risk.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/08	12/31/07

Common Stocks	96%	99%
Cash Equivalents	3%	1%
Government & Agency Obligations	1%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	12/31/08	12/31/07

Financials	23%	19%
Industrials	17%	15%
Information Technology	16%	18%
Health Care	15%	14%
Consumer Discretionary	11%	14%
Energy	5%	7%
Utilities	4%	3%
Consumer Staples	4%	3%
Materials	4%	6%
Telecommunication Services	1%	1%
	100%	100%
Ten Largest Equity Holdings (3.2% of Net Assets)
1. Ralcorp Holdings, Inc. Manufacturer of private label and branded ready-to-eat cereal products and snacks	0.4%
2. Myriad Genetics, Inc. Develops and commercializes genes involved in major common diseases	0.4%
3. Alexion Pharmaceuticals, Inc. Developer of immunoregulatory compounds	0.3%
4. Waste Connections, Inc. Provides solid waste collection, transfer, disposal and recycling services	0.3%
5. Piedmont Natural Gas Co., Inc. An energy and services company that transports, distributes and sells natural gas	0.3%
6. Realty Income Corp. Owns and manages commercial properties	0.3%
7. OSI Pharmaceuticals, Inc. Research and developer that specializes in drug discovery, preclinical research and drug development	0.3%
8. Comstock Resources, Inc. Producer and explorer for oil and natural gas reserves	0.3%
9. ITC Holdings Corp. Owns an electric-transmission system in Michigan	0.3%
10. Westar Energy, Inc. Provider of electricity services	0.3%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 8. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio December 31, 2008

	Shares	Value ($)

Common Stocks 95.6%
Consumer Discretionary 10.6%
Auto Components 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	12,500	36,125
Amerigon, Inc.*	8,400	27,384
ArvinMeritor, Inc. (a)	22,200	63,270
Cooper Tire & Rubber Co.	17,200	105,952
Dana Holding Corp.*	28,800	21,312
Drew Industries, Inc.*	6,000	72,000
Exide Technologies*	23,100	122,199
Fuel Systems Solutions, Inc.* (a)	3,800	124,488
Hayes Lemmerz International, Inc.*	32,500	14,625
Lear Corp.*	20,200	28,482
Modine Manufacturing Co.	10,906	53,112
Quantum Fuel Systems Technologies Worldwide, Inc.*	25,200	21,420
Raser Technologies, Inc.*	12,800	48,512
Spartan Motors, Inc. (a)	11,850	56,051
Stoneridge, Inc.*	5,500	25,080
Superior Industries International, Inc. (a)	8,000	84,160
Tenneco, Inc.*	13,300	39,235
Visteon Corp.*	44,800	15,680
Wonder Auto Technology, Inc.*	3,100	12,152
		971,239
Automobiles 0.0%
Fleetwood Enterprises, Inc.*	16,777	1,677
Winnebago Industries, Inc.	9,694	58,455
		60,132
Distributors 0.0%
Audiovox Corp. "A"*	5,400	27,054
Core-Mark Holding Co., Inc.*	2,300	49,496
		76,550
Diversified Consumer Services 1.0%
American Public Education, Inc.* (a)	3,800	141,322
Capella Education Co.*	4,600	270,296
Coinstar, Inc.*	8,528	166,381
Corinthian Colleges, Inc.*	26,600	435,442
Jackson Hewitt Tax Service, Inc.	9,000	141,210
K12, Inc.*	1,800	34,326
Learning Tree International, Inc.*	2,000	17,040
Matthews International Corp. "A"	10,200	374,136
Pre-Paid Legal Services, Inc.* (a)	2,878	107,321
Regis Corp.	12,800	185,984
Sotheby's (a)	20,683	183,872
Steiner Leisure Ltd.*	5,300	156,456
Stewart Enterprises, Inc. "A"	28,500	85,785
Universal Technical Institute, Inc.*	7,400	127,058
		2,426,629
Hotels Restaurants & Leisure 2.3%
AFC Enterprises, Inc.*	9,900	46,431
Ambassadors Group, Inc.	6,000	55,200
Ameristar Casinos, Inc.	7,800	67,392
Bally Technologies, Inc.*	16,900	406,107
BJ's Restaurants, Inc.* (a)	6,000	64,620
Bluegreen Corp.*	5,800	18,154
Bob Evans Farms, Inc.	9,642	196,986
	Shares	Value ($)

Buffalo Wild Wings, Inc.*	5,100	130,815
California Pizza Kitchen, Inc.*	8,300	88,976
CEC Entertainment, Inc.*	6,150	149,137
Churchill Downs, Inc.	3,319	134,154
CKE Restaurants, Inc.	16,100	139,748
Cracker Barrel Old Country Store, Inc.	7,000	144,130
Denny's Corp.*	32,500	64,675
DineEquity, Inc. (a)	5,000	57,800
Domino's Pizza, Inc.*	14,500	68,295
Dover Downs Gaming & Entertainment, Inc.	5,660	17,999
Gaylord Entertainment Co.* (a)	12,300	133,332
Great Wolf Resorts, Inc.*	11,156	17,180
Isle of Capri Casinos, Inc.* (a)	6,411	20,515
Jack in the Box, Inc.*	17,550	387,679
Krispy Kreme Doughnuts, Inc.*	20,100	33,768
Landry's Restaurants, Inc. (a)	4,700	54,520
LIFE TIME FITNESS, Inc.* (a)	10,500	135,975
Lodgian, Inc.*	4,874	10,382
Luby's, Inc.*	4,100	17,179
Marcus Corp.	4,850	78,716
Monarch Casino & Resort, Inc.*	5,100	59,415
Morgans Hotel Group Co.*	9,800	45,668
O'Charley's, Inc.	8,300	16,600
P.F. Chang's China Bistro, Inc.*	7,072	148,088
Papa John's International, Inc.*	7,112	131,074
Peet's Coffee & Tea, Inc.* (a)	5,000	116,250
Pinnacle Entertainment, Inc.* (a)	17,900	137,472
Red Robin Gourmet Burgers, Inc.*	4,600	77,418
Rick's Cabaret International, Inc.*	2,600	10,374
Riviera Holdings Corp.*	3,300	9,900
Ruby Tuesday, Inc.*	15,421	24,057
Ruth's Chris Steak House, Inc.*	7,200	9,936
Shuffle Master, Inc.*	12,125	60,140
Six Flags, Inc.*	30,300	9,393
Sonic Corp.*	18,000	219,060
Speedway Motorsports, Inc.	4,154	66,921
Texas Roadhouse, Inc. "A"* (a)	14,800	114,700
The Cheesecake Factory, Inc.*	18,500	186,850
The Steak n Shake Co.* (a)	11,475	68,276
Town Sports International Holdings, Inc.*	6,800	21,692
Vail Resorts, Inc.* (a)	9,500	252,700
Wendy's/Arby's Group, Inc. "A" (a)	125,000	617,500
WMS Industries, Inc.* (a)	13,350	359,115
		5,502,464
Household Durables 0.9%
American Greetings Corp. "A"	15,100	114,307
Beazer Homes USA, Inc.*	12,000	18,960
Blyth, Inc.	8,000	62,720
Brookfield Homes Corp. (a)	4,484	19,371
Cavco Industries, Inc.*	1,600	43,024
Champion Enterprises, Inc.*	21,800	12,208
CSS Industries, Inc.	1,650	29,271
Ethan Allen Interiors, Inc.	7,400	106,338
Furniture Brands International, Inc.	12,800	28,288
Helen of Troy Ltd.*	10,200	177,072
Hooker Furniture Corp. (a)	4,000	30,640
Hovnanian Enterprises, Inc. "A"*	14,000	24,080
iRobot Corp.* (a)	6,600	59,598
	Shares	Value ($)

La-Z-Boy, Inc. (a)	14,500	31,465
Libbey, Inc.	5,200	6,500
M/I Homes, Inc.	5,000	52,700
Meritage Homes Corp.*	9,400	114,398
National Presto Industries, Inc.	1,700	130,900
Palm Harbor Homes, Inc.*	3,050	15,189
Russ Berrie & Co., Inc.*	3,900	11,583
Ryland Group, Inc.	12,900	227,943
Sealy Corp. (a)	11,200	28,112
Skyline Corp.	2,900	57,971
Standard Pacific Corp.*	39,100	69,598
Tempur-Pedic International, Inc.	22,241	157,689
Tupperware Brands Corp. (a)	18,990	431,073
Universal Electronics, Inc.*	5,141	83,387
		2,144,385
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	9,500	36,290
Bidz.com, Inc.* (a)	2,700	12,420
Blue Nile, Inc.* (a)	3,900	95,511
drugstore.com, Inc.*	19,900	24,676
Gaiam, Inc. "A"*	6,600	30,492
Netflix, Inc.* (a)	12,271	366,780
NutriSystem, Inc. (a)	9,000	131,310
Orbitz Worldwide, Inc.* (a)	10,100	39,188
Overstock.com, Inc.*	5,200	56,056
PetMed Express, Inc.*	8,200	144,566
Shutterfly, Inc.*	7,100	49,629
Stamps.com, Inc.*	6,200	60,946
		1,047,864
Leisure Equipment & Products 0.5%
Brunswick Corp.	26,300	110,723
Callaway Golf Co.	20,620	191,560
JAKKS Pacific, Inc.*	8,400	173,292
Leapfrog Enterprises, Inc.*	11,900	41,650
Marine Products Corp.	3,050	17,141
Nautilus, Inc.*	9,575	21,161
Polaris Industries, Inc. (a)	10,100	289,365
Pool Corp. (a)	14,700	264,159
RC2 Corp.*	6,419	68,490
Smith & Wesson Holding Corp.* (a)	13,700	31,099
Steinway Musical Instruments, Inc.*	2,800	49,028
		1,257,668
Media 1.0%
AH Belo Corp. "A"	9,040	19,707
Arbitron, Inc.	8,400	111,552
Belo Corp. "A"	24,700	38,532
Charter Communications, Inc. "A"*	128,100	10,478
Cinemark Holdings, Inc.	7,800	57,954
Citadel Broadcasting Corp.*	53,100	8,496
CKX, Inc.*	15,000	55,050
Cox Radio, Inc. "A"*	9,300	55,893
Crown Media Holdings, Inc.* (a)	4,100	11,685
Cumulus Media, Inc. "A"*	11,400	28,386
Dolan Media* (a)	7,800	51,402
Entercom Communications Corp.	9,000	11,070
Entravision Communications Corp. "A"*	17,800	27,768
Fisher Communications, Inc.	1,500	30,960
Global Sources Ltd.*	3,891	21,206
Global Traffic Network, Inc.*	2,300	13,432
Gray Television, Inc.	10,200	4,080
	Shares	Value ($)

Harte-Hanks, Inc.	9,800	61,152
Interactive Data Corp.	11,200	276,192
Journal Communications, Inc. "A"	10,000	24,500
Knology, Inc.*	7,900	40,764
Lee Enterprises, Inc. (a)	17,800	7,298
Lin TV Corp. "A"*	7,600	8,284
Live Nation, Inc.*	22,600	129,724
Martha Stewart Living Omnimedia, Inc. "A"*	9,422	24,497
Marvel Entertainment, Inc.*	14,900	458,175
McClatchy Co. "A" (a)	18,900	15,120
Media General, Inc. "A"	6,400	11,200
Mediacom Communications Corp. "A"*	15,300	65,790
National CineMedia, Inc.	14,100	142,974
Outdoor Channel Holdings, Inc.*	2,900	21,721
Playboy Enterprises, Inc. "B"*	9,760	21,082
PRIMEDIA, Inc.	11,400	24,738
R.H. Donnelley Corp.* (a)	19,000	7,030
RCN Corp.*	13,300	78,470
RHI Entertainment, Inc*.	4,300	34,916
Scholastic Corp.	7,400	100,492
Sinclair Broadcast Group, Inc. "A"	18,918	58,646
Valassis Communications, Inc.*	14,200	18,744
Value Line, Inc.	200	6,904
World Wrestling Entertainment, Inc. (a)	8,322	92,208
		2,288,272
Multiline Retail 0.2%
99 Cents Only Stores*	14,500	158,485
Dillard's, Inc. "A"	17,800	70,666
Fred's, Inc.	13,868	149,220
Retail Ventures, Inc.*	11,500	39,905
Tuesday Morning Corp.*	11,900	19,397
		437,673
Specialty Retail 2.5%
Aaron Rents, Inc.	13,650	363,363
Aeropostale, Inc.*	20,500	330,050
America's Car-Mart, Inc.*	4,200	58,002
Asbury Automotive Group, Inc.	9,200	42,044
bebe stores, inc.	11,100	82,917
Big 5 Sporting Goods Corp.	6,900	35,949
Blockbuster, Inc. "A"*	54,400	68,544
Borders Group, Inc.	18,600	7,440
Brown Shoe Co., Inc.	12,225	103,546
Build-A-Bear Workshop, Inc.*	6,100	29,646
Cabela's, Inc. "A"* (a)	10,500	61,215
Cache, Inc.*	5,050	10,201
Casual Male Retail Group, Inc.*	13,600	7,072
Cato Corp. "A"	9,550	144,205
Charlotte Russe Holding, Inc.*	7,600	49,324
Charming Shoppes, Inc.*	34,000	82,960
Chico's FAS, Inc.*	53,500	223,630
Children's Place Retail Stores, Inc.*	7,100	153,928
Christopher & Banks Corp.	9,475	53,060
Citi Trends, Inc.*	4,800	70,656
Coldwater Creek, Inc.*	20,200	57,570
Collective Brands, Inc.*	19,200	225,024
Conn's, Inc.* (a)	3,400	28,832
Dress Barn, Inc.* (a)	13,800	148,212
DSW, Inc. "A"*	4,100	51,086
Genesco, Inc.*	6,051	102,383
Group 1 Automotive, Inc. (a)	6,700	72,159
	Shares	Value ($)

Gymboree Corp.*	8,600	224,374
Haverty Furniture Companies, Inc. (a)	7,400	69,042
hhgregg, Inc.*	4,700	40,796
Hibbett Sports, Inc.*	9,705	152,466
Hot Topic, Inc.*	16,275	150,869
J. Crew Group, Inc.* (a)	12,900	157,380
Jo-Ann Stores, Inc.*	8,002	123,951
Jos. A. Bank Clothiers, Inc.* (a)	5,621	146,989
Lumber Liquidators, Inc.*	3,900	41,184
MarineMax, Inc.*	6,900	23,391
Midas, Inc.*	5,300	55,597
Monro Muffler Brake, Inc.	5,875	149,813
New York & Co., Inc.*	5,323	12,349
Pacific Sunwear of California, Inc.* (a)	21,100	33,549
Pier 1 Imports, Inc.*	27,400	10,138
Rent-A-Center, Inc.*	20,500	361,825
REX Stores Corp.*	1,400	11,298
Sally Beauty Holdings, Inc.*	29,400	167,286
Shoe Carnival, Inc.*	3,800	36,290
Sonic Automotive, Inc. "A"	8,000	31,840
Stage Stores, Inc.	11,465	94,586
Stein Mart, Inc.*	9,996	11,295
Systemax, Inc. (a)	3,900	42,003
Talbots, Inc. (a)	7,500	17,925
The Buckle, Inc. (a)	7,108	155,097
The Finish Line, Inc. "A"	14,207	79,559
The Men's Wearhouse, Inc. (a)	15,800	213,932
The Pep Boys — Manny, Moe & Jack (a)	11,800	48,734
The Wet Seal, Inc. "A"*	31,600	93,852
Tractor Supply Co.*	10,200	368,628
Tween Brands, Inc.*	7,644	33,022
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,100	42,228
Zale Corp.*	9,800	32,634
Zumiez, Inc.*	5,600	41,720
		5,938,660
Textiles, Apparel & Luxury Goods 1.4%
American Apparel, Inc.*	9,000	17,910
Carter's, Inc.*	16,600	319,716
Cherokee, Inc. (a)	3,300	57,255
Columbia Sportswear Co.	3,800	134,406
Crocs, Inc.*	25,100	31,124
Deckers Outdoor Corp.*	4,000	319,480
FGX International Holdings Ltd.*	2,500	34,350
Fossil, Inc.*	13,900	232,130
Fuqi International, Inc.*	4,300	26,918
G-III Apparel Group Ltd.*	4,900	31,311
Iconix Brand Group, Inc.*	17,700	173,106
K-Swiss, Inc. "A"	9,300	106,020
Kenneth Cole Productions, Inc. "A"	3,944	27,924
Lululemon Athletica, Inc.*	5,200	41,236
Maidenform Brands, Inc.*	8,408	85,341
Movado Group, Inc.	4,900	46,011
Oxford Industries, Inc.	4,500	39,465
Perry Ellis International, Inc.*	4,600	29,164
Quiksilver, Inc.*	38,400	70,656
Skechers USA, Inc. "A"*	9,689	124,213
Steven Madden Ltd.*	6,200	132,184
The Warnaco Group, Inc.*	13,900	272,857
Timberland Co. "A"*	14,200	164,010
	Shares	Value ($)

True Religion Apparel, Inc.*	4,900	60,956
Under Armour, Inc. "A"* (a)	9,800	233,632
Unifi, Inc.*	9,100	25,662
UniFirst Corp.	4,400	130,636
Volcom, Inc.* (a)	5,600	61,040
Weyco Group, Inc.	1,500	49,575
Wolverine World Wide, Inc.	15,300	321,912
		3,400,200
Consumer Staples 3.7%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,000	85,200
Coca-Cola Bottling Co.	1,300	59,748
National Beverage Corp.*	3,820	34,380
		179,328
Food & Staples Retailing 1.0%
Arden Group, Inc. "A"	200	25,200
Casey's General Stores, Inc.	16,286	370,832
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,040	69,221
Ingles Markets, Inc. "A"	4,700	82,673
Nash Finch Co.	4,400	197,516
Pantry, Inc.*	7,500	160,875
PriceSmart, Inc.	3,900	80,574
Ruddick Corp.	13,000	359,450
Spartan Stores, Inc.	7,400	172,050
The Andersons, Inc. (a)	5,000	82,400
United Natural Foods, Inc.*	13,965	248,856
Village Super Market, Inc. "A"	500	28,695
Weis Markets, Inc.	2,800	94,164
Winn-Dixie Stores, Inc.*	18,000	289,800
		2,262,306
Food Products 1.9%
AgFeed Industries, Inc.* (a)	7,000	11,270
Alico, Inc.	900	36,891
B&G Foods, Inc. "A"	4,500	24,300
Cal-Maine Foods, Inc. (a)	3,700	106,190
Calavo Growers, Inc.	2,100	24,150
Chiquita Brands International, Inc.* (a)	12,400	183,272
Darling International, Inc.*	24,800	136,152
Diamond Foods, Inc.	5,800	116,870
Farmer Brothers Co.	1,200	29,928
Flowers Foods, Inc.	23,705	577,454
Fresh Del Monte Produce, Inc.*	12,500	280,250
Green Mountain Coffee Roasters, Inc.* (a)	5,800	224,460
Hain Celestial Group, Inc.*	12,782	244,008
HQ Sustainable Maritime Industries, Inc.*	3,000	23,490
Imperial Sugar Co. (a)	4,300	61,662
J & J Snack Foods Corp.	3,800	136,344
Lancaster Colony Corp.	7,000	240,100
Lance, Inc.	8,000	183,520
Omega Protein Corp.*	6,600	26,466
Ralcorp Holdings, Inc.*	17,260	1,007,984
Reddy Ice Holdings, Inc.	6,780	9,763
Sanderson Farms, Inc.	6,250	216,000
Smart Balance, Inc.* (a)	18,100	123,080
Synutra International, Inc.* (a)	2,900	31,958
Tootsie Roll Industries, Inc. (a)	8,326	213,229
TreeHouse Foods, Inc.*	9,600	261,504
	Shares	Value ($)

Zhongpin, Inc.*	6,900	82,800
		4,613,095
Household Products 0.1%
Central Garden & Pet Co. "A"*	18,700	110,330
WD-40 Co.	5,300	149,937
		260,267
Personal Products 0.4%
American Oriental Bioengineering, Inc.* (a)	18,500	125,615
Chattem, Inc.*	5,300	379,109
Elizabeth Arden, Inc.*	7,500	94,575
Inter Parfums, Inc.	5,250	40,320
Mannatech, Inc. (a)	6,100	14,945
Nu Skin Enterprises, Inc. "A"	14,244	148,565
Prestige Brands Holdings, Inc.*	11,860	125,123
USANA Health Sciences, Inc.* (a)	2,500	85,600
		1,013,852
Tobacco 0.2%
Alliance One International, Inc.*	31,000	91,140
Universal Corp.	7,768	232,030
Vector Group Ltd. (a)	10,361	141,117
		464,287
Energy 4.3%
Energy Equipment & Services 1.2%
Allis-Chalmers Energy, Inc.*	8,200	45,100
Basic Energy Services, Inc.*	12,400	161,696
Bolt Technology Corp.*	3,400	23,664
Bristow Group, Inc.* (a)	7,600	203,604
Bronco Drilling Co., Inc.*	8,067	52,113
Cal Dive International, Inc.* (a)	12,663	82,433
CARBO Ceramics, Inc.	6,300	223,839
Complete Production Services, Inc.*	14,600	118,990
Dawson Geophysical Co.*	2,500	44,525
Dril-Quip, Inc.*	9,400	192,794
ENGlobal Corp.*	9,400	30,550
Geokinetics, Inc.*	2,700	6,669
Gulf Island Fabrication, Inc.	4,100	59,081
GulfMark Offshore, Inc.*	6,900	164,151
Hornbeck Offshore Services, Inc.*	6,900	112,746
ION Geophysical Corp.*	25,700	88,151
Lufkin Industries, Inc.	4,800	165,600
Matrix Service Co.*	8,700	66,729
Mitcham Industries, Inc.*	3,900	15,483
NATCO Group, Inc. "A"*	6,000	91,080
Natural Gas Services Group*	4,400	44,572
Newpark Resources, Inc.*	30,025	111,092
OYO Geospace Corp.*	1,400	24,458
Parker Drilling Co.*	33,900	98,310
PHI, Inc. (Non Voting)*	3,600	50,436
Pioneer Drilling Co.*	14,900	82,993
Precision Drilling Trust (Unit) (a)	6,542	54,889
RPC, Inc.	8,850	86,376
SulphCo, Inc.* (a)	11,000	10,340
Superior Well Services, Inc.*	5,048	50,480
T-3 Energy Services, Inc.*	4,200	39,648
Trico Marine Services, Inc.*	3,900	17,433
Union Drilling, Inc.*	5,000	25,950
Willbros Group, Inc.*	11,900	100,793
		2,746,768
	Shares	Value ($)

Oil, Gas & Consumable Fuels 3.1%
Abraxas Petroleum Corp.*	15,500	11,160
Alon USA Energy, Inc. (a)	3,277	29,985
American Oil & Gas, Inc.*	14,300	11,440
APCO Argentina, Inc.	2,100	55,923
Approach Resources, Inc.*	3,500	25,585
Arena Resources, Inc.*	11,600	325,844
Atlas America, Inc.	10,597	157,366
ATP Oil & Gas Corp.*	8,442	49,386
Aventine Renewable Energy Holdings, Inc.*	9,000	5,850
Berry Petroleum Co. "A"	13,100	99,036
Bill Barrett Corp.* (a)	11,160	235,811
BMB Munai, Inc.*	14,600	20,294
BPZ Resources, Inc.* (a)	18,400	117,760
Brigham Exploration Co.*	15,600	49,920
Callon Petroleum Co.*	6,400	16,640
Cano Petroleum, Inc.*	13,300	5,852
Carrizo Oil & Gas, Inc.* (a)	8,484	136,592
Cheniere Energy, Inc.*	17,000	48,450
Clayton Williams Energy, Inc.*	1,700	77,248
Clean Energy Fuels Corp.* (a)	7,700	46,508
Comstock Resources, Inc.*	14,124	667,359
Concho Resources, Inc.*	17,000	387,940
Contango Oil & Gas Co.*	4,000	225,200
Crosstex Energy, Inc.	13,400	52,260
CVR Energy, Inc.*	6,453	25,812
Delek US Holdings, Inc.	2,600	13,754
Delta Petroleum Corp.* (a)	19,100	90,916
DHT Maritime, Inc. (a)	14,400	79,776
Double Eagle Petroleum Co.*	3,600	25,272
Endeavour International Corp.*	42,500	21,250
Energy Partners Ltd.*	9,909	13,377
Energy XXI (Bermuda) Ltd.	37,800	29,862
Evergreen Energy, Inc.*	32,100	9,309
EXCO Resources, Inc.*	45,900	415,854
FX Energy, Inc.*	14,700	41,013
Gasco Energy, Inc.*	32,800	12,792
General Maritime Corp.	13,184	142,387
GeoGlobal Resources, Inc.* (a)	9,700	15,520
Geomet, Inc.*	3,700	6,364
GeoResources, Inc.*	2,400	20,856
GMX Resources, Inc.*	5,265	133,310
Golar LNG Ltd.	11,000	74,360
Goodrich Petroleum Corp.*	6,915	207,104
Gran Tierra Energy, Inc.* (a)	68,100	190,680
Gulfport Energy Corp.* (a)	8,000	31,600
Harvest Natural Resources, Inc.*	12,100	52,030
Houston American Energy Corp.	5,900	19,942
International Coal Group, Inc.*	39,100	89,930
James River Coal Co.*	7,800	119,574
Knightsbridge Tankers Ltd.	6,100	89,365
McMoRan Exploration Co.* (a)	18,400	180,320
Meridian Resource Corp.*	29,300	16,701
National Coal Corp.*	9,100	11,557
Nordic American Tanker Shipping Ltd. (a)	10,200	344,250
Northern Oil and Gas, Inc.*	7,300	18,980
Oilsands Quest, Inc.*	49,700	36,281
Pacific Ethanol, Inc.*	18,310	8,056
Panhandle Oil & Gas, Inc.	1,800	32,400
Parallel Petroleum Corp.*	13,200	26,532
Penn Virginia Corp.	12,800	332,544
	Shares	Value ($)

Petroleum Development Corp.*	4,578	110,193
PetroQuest Energy, Inc.* (a)	13,600	91,936
Quest Resource Corp.*	7,600	3,344
RAM Energy Resources, Inc.*	14,800	13,024
Rentech, Inc.*	54,400	36,992
Rex Energy Corp.*	5,900	17,346
Rosetta Resources, Inc.*	15,752	111,524
Ship Finance International Ltd.	12,500	138,125
Stone Energy Corp.*	9,421	103,819
Swift Energy Co.*	9,220	154,988
Teekay Tankers Ltd. "A"	5,000	63,500
Toreador Resources Corp.*	6,100	33,489
Tri-Valley Corp.* (a)	8,800	15,840
TXCO Resources, Inc.*	12,300	18,327
Uranium Resources, Inc.*	16,600	12,782
USEC, Inc.* (a)	33,333	149,665
VAALCO Energy, Inc.*	20,500	152,520
Venoco, Inc.*	5,800	15,718
Warren Resources, Inc.*	17,900	35,621
Western Refining, Inc.	8,500	65,960
Westmoreland Coal Co.*	2,300	25,530
World Fuel Services Corp.	8,100	299,700
		7,508,982
Financials 21.9%
Capital Markets 1.6%
Ares Capital Corp.	28,500	180,405
BGC Partners, Inc. "A"	10,600	29,256
BlackRock Kelso Capital Corp.	3,000	29,580
Calamos Asset Management, Inc. "A"	6,900	51,060
Capital Southwest Corp.	800	86,528
Cohen & Steers, Inc. (a)	5,400	59,346
Diamond Hill Investment Group	500	32,500
Evercore Partners, Inc. "A" (a)	3,800	47,462
FBR Capital Markets Corp.*	9,200	44,712
FCStone Group, Inc.* (a)	6,850	30,346
GAMCO Investors, Inc. "A"	2,700	73,764
GFI Group, Inc.	19,760	69,950
Gladstone Capital Corp.	5,900	47,731
Gladstone Investment Corp.	4,400	21,604
Greenhill & Co., Inc. (a)	5,300	369,781
Harris & Harris Group, Inc.*	9,500	37,525
Hercules Technology Growth Capital, Inc.	12,400	98,208
International Assets Holding Corp.*	900	7,722
KBW, Inc.*	8,000	184,000
Knight Capital Group, Inc. "A"*	28,700	463,505
Kohlberg Capital Corp.	6,800	24,752
LaBranche & Co., Inc.*	17,800	85,262
Ladenburg Thalmann Financial Services, Inc.* (a)	23,900	17,208
MCG Capital Corp.	26,800	19,028
MVC Capital, Inc.	8,300	91,051
NGP Capital Resources Co.	8,200	68,634
optionsXpress Holdings, Inc.	13,010	173,814
Patriot Capital Funding, Inc.	8,400	30,576
PennantPark Investment Corp.	4,400	15,884
Penson Worldwide, Inc.*	6,200	47,244
Piper Jaffray Companies, Inc.*	5,394	214,465
Prospect Capital Corp.	9,600	114,912
Pzena Investment Management, Inc. "A" (a)	2,800	11,816
Riskmetrics Group, Inc.* (a)	6,200	92,318
	Shares	Value ($)

Sanders Morris Harris Group, Inc.	3,600	21,564
Stifel Financial Corp.*	7,921	363,178
SWS Group, Inc.	8,166	154,746
thinkorswim Group, Inc.*	16,000	89,920
Thomas Weisel Partners Group, Inc.*	4,900	23,128
TradeStation Group, Inc.*	11,500	74,175
US Global Investors, Inc. "A"	4,700	22,983
Westwood Holdings Group, Inc.	1,200	34,092
		3,755,735
Commercial Banks 7.8%
1st Source Corp.	3,249	76,774
AMCORE Financial, Inc.	7,656	27,715
Ameris Bancorp.	2,760	32,706
Ames National Corp.	400	10,616
Arrow Financial Corp.	1,600	40,224
BancFirst Corp.	1,700	89,964
Banco Latinoamericano de Exportaciones SA "E"	9,600	137,856
BancTrust Financial Group, Inc.	3,000	44,280
Bank of the Ozarks, Inc.	4,500	133,380
Banner Corp. (a)	5,700	53,637
Boston Private Financial Holdings, Inc.	17,256	118,031
Bryn Mawr Bank Corp.	500	10,050
Camden National Corp.	1,500	40,470
Capital City Bank Group, Inc. (a)	2,743	74,719
Capitol Bancorp., Ltd. (a)	5,600	43,680
Cardinal Financial Corp.	5,000	28,450
Cascade Bancorp. (a)	8,225	55,519
Cathay General Bancorp. (a)	15,136	359,480
Centerstate Banks of Florida, Inc.	1,000	16,990
Central Pacific Financial Corp. (a)	10,212	102,528
Chemical Financial Corp. (a)	8,244	229,843
Citizens & Northern Corp.	700	13,825
Citizens Republic Bancorp., Inc.	38,920	115,982
City Bank	5,161	26,837
City Holding Co.	5,600	194,768
CoBiz Financial, Inc.	4,000	38,960
Colonial BancGroup, Inc. (a)	60,200	124,614
Columbia Banking System, Inc.	6,718	80,146
Community Bank System, Inc.	10,200	248,778
Community Trust Bancorp., Inc.	3,529	129,691
CVB Financial Corp. (a)	21,984	261,610
East West Bancorp., Inc.	19,500	311,415
Enterprise Financial Services Corp.	2,541	38,725
Farmers Capital Bank Corp.	800	19,536
Financial Institutions, Inc.	2,000	28,700
First BanCorp. — North Carolina	2,750	50,462
First BanCorp. — Puerto Rico (a)	23,500	261,790
First Bancorp., Inc.	900	17,901
First Busey Corp. (a)	7,700	140,448
First Commonwealth Financial Corp.	26,182	324,133
First Community Bancshares, Inc.	2,649	92,371
First Financial Bancorp.	9,642	119,464
First Financial Bankshares, Inc.	7,086	391,218
First Financial Corp. — Indiana	3,110	127,479
First Merchants Corp.	6,628	147,208
First Midwest Bancorp., Inc.	16,000	319,520
First South Bancorp., Inc. (a)	2,000	25,120
FirstMerit Corp. (a)	26,400	543,576
FNB Corp.	28,259	373,019
Frontier Financial Corp. (a)	15,630	68,147
	Shares	Value ($)

Glacier Bancorp., Inc.	18,637	354,476
Greene Bancshares, Inc. (a)	4,788	64,828
Guaranty Bancorp.*	14,800	29,600
Hancock Holding Co.	8,500	386,410
Hanmi Financial Corp. (a)	14,642	30,163
Harleysville National Corp.	13,130	189,597
Heartland Financial USA, Inc.	2,850	58,681
Heritage Commerce Corp.	4,400	49,456
Home Bancshares, Inc.	3,456	93,139
IBERIABANK Corp.	4,892	234,816
Independent Bank Corp. — Massachusetts	5,900	154,344
Integra Bank Corp.	5,022	6,880
International Bancshares Corp.	16,810	366,962
Investors Bancorp., Inc.*	15,600	209,508
Lakeland Bancorp., Inc. (a)	4,785	53,879
Lakeland Financial Corp.	2,500	59,550
MainSource Financial Group, Inc.	7,158	110,949
MB Financial, Inc.	11,472	320,642
Midwest Banc Holdings, Inc.	5,200	7,280
Nara Bancorp., Inc.	8,300	81,589
National Penn Bancshares, Inc. (a)	26,174	379,785
NBT Bancorp., Inc.	10,797	301,884
Northfield Bancorp., Inc.	4,163	46,834
Old National Bancorp. (a)	21,702	394,108
Old Second Bancorp., Inc. (a)	5,098	59,137
Oriental Financial Group, Inc.	8,742	52,889
Pacific Capital Bancorp.	15,144	255,631
Pacific Continental Corp.	1,400	20,958
PacWest Bancorp.	8,484	228,220
Park National Corp.	3,450	247,537
Peapack-Gladstone Financial Corp.	1,000	26,640
Pennsylvania Commerce Bancorp., Inc.*	800	21,328
Peoples Bancorp., Inc.	3,595	68,772
Pinnacle Financial Partners, Inc.*	6,300	187,803
PremierWest Bancorp.	3,400	22,746
PrivateBancorp., Inc. (a)	6,700	217,482
Prosperity Bancshares, Inc.	12,900	381,711
Provident Bankshares Corp.	11,597	112,027
Renasant Corp.	5,200	88,556
Republic Bancorp., Inc. "A" (a)	2,136	58,099
S&T Bancorp., Inc.	8,160	289,680
S.Y. Bancorp., Inc.	3,060	84,150
Sandy Spring Bancorp., Inc.	6,000	130,980
Santander BanCorp.	884	11,041
SCBT Financial Corp.	2,393	82,558
Seacoast Banking Corp. of Florida (a)	6,260	41,316
Shore Bancshares, Inc.	1,300	31,187
Sierra Bancorp. (a)	1,100	23,100
Signature Bank*	10,900	312,721
Simmons First National Corp. "A"	3,500	103,145
Smithtown Bancorp., Inc.	1,600	25,648
South Financial Group, Inc. (a)	22,400	96,768
Southside Bancshares, Inc.	4,683	110,050
Southwest Bancorp., Inc.	3,800	49,248
State Bancorp., Inc.	1,800	17,532
StellarOne Corp.	5,100	86,190
Sterling Bancorp.	7,418	104,075
Sterling Bancshares, Inc.	25,537	155,265
Sterling Financial Corp. — Washington (a)	15,911	140,017
Suffolk Bancorp.	2,300	82,639
	Shares	Value ($)

Sun Bancorp., Inc.*	3,627	27,166
Susquehanna Bancshares, Inc.	27,890	443,730
SVB Financial Group* (a)	9,300	243,939
Texas Capital Bancshares, Inc.*	8,400	112,224
Tompkins Financial Corp.	1,710	99,094
TowneBank (a)	5,300	131,387
TriCo Bancshares	3,100	77,407
Trustmark Corp. (a)	16,600	358,394
UCBH Holdings, Inc.	33,900	233,232
UMB Financial Corp.	10,084	495,528
Umpqua Holdings Corp. (a)	19,993	289,299
Union Bankshares Corp.	2,600	64,480
United Bankshares, Inc. (a)	12,500	415,250
United Community Banks, Inc. (a)	14,317	194,429
United Securities Bancshares	1,212	14,035
Univest Corp. of Pennsylvania	3,250	104,455
W Holding Co., Inc.	526	5,418
Washington Trust Bancorp., Inc.	2,500	49,375
WesBanco, Inc.	7,200	195,912
West Bancorp., Inc.	2,800	34,300
West Coast Bancorp.	6,600	43,494
Westamerica Bancorp.	9,400	480,810
Western Alliance Bancorp.* (a)	3,839	38,736
Wilshire Bancorp., Inc.	5,700	51,756
Wintrust Financial Corp.	7,950	163,531
Yadkin Valley Financial Corp.	1,600	22,800
		18,764,742
Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	16,950	32,035
Advanta Corp. "B"	13,950	29,156
Cash America International, Inc.	8,500	232,475
CompuCredit Corp.* (a)	5,893	32,588
Credit Acceptance Corp.* (a)	2,037	27,907
Dollar Financial Corp.*	7,400	76,220
EZCORP, Inc. "A"*	12,600	191,646
First Cash Financial Services, Inc.*	7,200	137,232
Nelnet, Inc. "A"	4,200	60,186
The First Marblehead Corp.* (a)	19,100	24,639
World Acceptance Corp.*	5,500	108,680
		952,764
Diversified Financial Services 0.5%
Ampal-American Israel Corp. "A"*	3,700	2,146
Asset Acceptance Capital Corp.*	4,934	25,213
Compass Diversified Holdings	9,200	103,500
Encore Capital Group, Inc.*	3,400	24,480
Financial Federal Corp.	7,850	182,669
Interactive Brokers Group, Inc. "A"*	12,300	220,047
Life Partners Holdings, Inc.	2,100	91,644
MarketAxess Holdings, Inc.* (a)	11,200	91,392
Medallion Financial Corp.	2,900	22,127
NewStar Financial, Inc.*	5,300	21,147
PHH Corp.*	16,000	203,680
PICO Holdings, Inc.*	5,200	138,216
Portfolio Recovery Associates, Inc.* (a)	4,700	159,048
Primus Guaranty Ltd.* (a)	11,200	12,768
Resource America, Inc.	4,300	17,200
		1,315,277
Insurance 4.2%
Ambac Financial Group, Inc.	85,500	111,150
	Shares	Value ($)

American Equity Investment Life Holding Co.	16,772	117,404
American Physicians Capital, Inc.	3,100	149,110
American Safety Insurance Holdings Ltd.*	4,600	60,766
Amerisafe, Inc.*	7,000	143,710
AmTrust Financial Services, Inc.	5,300	61,480
Argo Group International Holdings Ltd.*	9,015	305,789
Aspen Insurance Holdings Ltd.	26,200	635,350
Assured Guaranty Ltd. (a)	17,100	194,940
Baldwin & Lyons, Inc.	1,825	33,197
CastlePoint Holdings Ltd.	8,600	116,616
Citizens, Inc.*	8,700	84,390
CNA Surety Corp.*	3,750	72,000
Crawford & Co. "B"*	5,600	81,424
Delphi Financial Group, Inc. "A"	12,731	234,760
Donegal Group, Inc. "A"	2,466	41,355
eHealth, Inc.*	8,600	114,208
EMC Insurance Group, Inc.	900	23,085
Employers Holdings, Inc.	16,900	278,850
Enstar Group Ltd.* (a)	1,800	106,452
FBL Financial Group, Inc. "A"	3,216	49,687
First Acceptance Corp.*	3,005	8,714
First Mercury Financial Corp.*	5,500	78,430
Flagstone Reinsurance Holdings Ltd.	7,000	68,390
FPIC Insurance Group, Inc.*	3,100	135,718
Greenlight Capital Re Ltd. "A"*	9,800	127,302
Harleysville Group, Inc.	4,500	156,285
Hilltop Holdings, Inc.*	11,926	116,159
Horace Mann Educators Corp.	14,468	132,961
Independence Holding Co.	440	1,588
Infinity Property & Casualty Corp.	5,400	252,342
IPC Holdings Ltd.	14,393	430,351
Kansas City Life Insurance Co.	900	39,015
Maiden Holdings Ltd.	13,100	41,003
Max Capital Group Ltd.	17,300	306,210
Meadowbrook Insurance Group, Inc.	14,452	93,071
Montpelier Re Holdings Ltd.	27,900	468,441
National Financial Partners Corp.	11,800	35,872
National Interstate Corp.	2,269	40,547
National Western Life Insurance Co. "A"	600	101,502
Navigators Group, Inc.*	4,000	219,640
NYMAGIC, Inc.	900	17,145
Odyssey Re Holdings Corp.	6,769	350,702
Phoenix Companies, Inc.	35,200	115,104
Platinum Underwriters Holdings Ltd.	14,700	530,376
PMA Capital Corp. "A"*	11,800	83,544
Presidential Life Corp.	6,200	61,318
ProAssurance Corp.*	9,627	508,113
RLI Corp.	5,900	360,844
Safety Insurance Group, Inc.	5,400	205,524
Seabright Insurance Holdings*	7,612	89,365
Selective Insurance Group, Inc.	17,700	405,861
State Auto Financial Corp.	3,200	96,192
Stewart Information Services Corp.	5,200	122,148
Tower Group, Inc.	7,200	203,112
United America Indemnity Ltd. "A"*	7,000	89,670
United Fire & Casualty Co.	6,300	195,741
Validus Holdings Ltd.	19,200	502,272
	Shares	Value ($)

Zenith National Insurance Corp.	11,450	361,476
		10,167,771
Real Estate Investment Trusts 5.6%
Acadia Realty Trust (REIT)	9,727	138,804
Agree Realty Corp. (REIT)	2,900	52,577
Alexander's, Inc. (REIT)	600	152,940
American Campus Communities, Inc. (REIT)	13,028	266,814
American Capital Agency Corp. (a)	3,800	81,168
Anthracite Capital, Inc. (REIT) (a)	17,800	39,694
Anworth Mortgage Asset Corp. (REIT)	24,300	156,249
Arbor Realty Trust, Inc. (REIT) (a)	5,700	16,815
Ashford Hospitality Trust (REIT) (a)	34,732	39,942
Associated Estates Realty Corp. (REIT) (a)	6,000	54,780
BioMed Realty Trust, Inc. (REIT)	24,800	290,656
Capital Trust, Inc. "A" (REIT) (a)	4,400	15,840
CapLease, Inc. (REIT)	14,300	24,739
Capstead Mortgage Corp. (REIT)	15,700	169,089
Care Investment Trust, Inc. (REIT)	2,100	16,359
Cedar Shopping Centers, Inc. (REIT)	14,100	99,828
Chimera Investment Corp. (REIT)	41,889	144,517
Cogdell Spencer, Inc. (REIT)	2,000	18,720
Colonial Properties Trust (REIT) (a)	13,600	113,288
Corporate Office Properties Trust (REIT)	13,000	399,100
Cousins Properties, Inc. (REIT)	14,500	200,825
DCT Industrial Trust, Inc. (REIT)	52,800	267,168
DiamondRock Hospitality Co. (REIT)	27,900	141,453
DuPont Fabros Technology, Inc. (REIT)	4,913	10,170
EastGroup Properties, Inc. (REIT)	8,400	298,872
Education Realty Trust, Inc. (REIT)	10,890	56,846
Entertainment Properties Trust (REIT)	10,153	302,559
Equity Lifestyle Properties, Inc. (REIT)	6,900	264,684
Equity One, Inc. (REIT) (a)	9,850	174,345
Extra Space Storage, Inc. (REIT)	26,300	271,416
FelCor Lodging Trust, Inc. (REIT)	20,331	37,409
First Industrial Realty Trust, Inc. (REIT) (a)	13,600	102,680
First Potomac Realty Trust (REIT)	9,200	85,560
Franklin Street Properties Corp. (REIT)	16,519	243,655
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)*	42,400	7,208
Getty Realty Corp. (REIT)	4,500	94,770
Glimcher Realty Trust (REIT)	12,600	35,406
Gramercy Capital Corp. (REIT)	11,990	15,347
Hatteras Financial Corp. (REIT)	4,800	127,680
Healthcare Realty Trust, Inc. (REIT)	18,500	434,380
Hersha Hospitality Trust (REIT)	16,000	48,000
Highwoods Properties, Inc. (REIT)	19,525	534,204
Home Properties, Inc. (REIT) (a)	9,300	377,580
Inland Real Estate Corp. (REIT)	19,400	251,812
Investors Real Estate Trust (REIT)	15,100	161,721
Jer Investors Trust, Inc. (REIT) (a)	9,100	8,463
Kite Realty Group Trust (REIT)	5,800	32,248
LaSalle Hotel Properties (REIT) (a)	11,800	130,390
Lexington Realty Trust (REIT)	23,180	115,900
LTC Properties, Inc. (REIT)	8,200	166,296
	Shares	Value ($)

Maguire Properties, Inc. (REIT) (a)	11,000	16,060
Medical Properties Trust, Inc. (REIT) (a)	21,346	134,693
MFA Mortgage Investments, Inc. (REIT)	60,800	358,112
Mid-America Apartment Communities, Inc. (REIT)	8,200	304,712
Mission West Properties, Inc. (REIT)	4,400	33,660
Monmouth Real Estate Investment Corp. "A" (REIT)	2,200	15,400
National Health Investors, Inc. (REIT)	6,400	175,552
National Retail Properties, Inc. (REIT)	24,200	415,998
Newcastle Investment Corp. (REIT)	14,600	12,264
NorthStar Realty Finance Corp. (REIT) (a)	17,034	66,603
OMEGA Healthcare Investors, Inc. (REIT)	25,781	411,723
One Liberty Properties, Inc. (REIT)	1,100	9,680
Parkway Properties, Inc. (REIT) (a)	5,600	100,800
Pennsylvania Real Estate Investment Trust (REIT) (a)	10,012	74,589
Post Properties, Inc. (REIT)	13,200	217,800
Potlatch Corp. (REIT)	11,726	304,993
PS Business Parks, Inc. (REIT)	4,900	218,834
RAIT Financial Trust (REIT)	19,000	49,400
Ramco-Gershenson Properties Trust (REIT)	6,400	39,552
Realty Income Corp. (REIT)	31,085	719,618
Redwood Trust, Inc. (REIT) (a)	9,800	146,118
Resource Capital Corp. (REIT)	5,000	19,150
Saul Centers, Inc. (REIT)	2,700	106,650
Senior Housing Properties Trust (REIT)	35,200	630,784
Sovran Self Storage, Inc. (REIT)	6,100	219,600
Strategic Hotels & Resorts, Inc. (REIT)	20,900	35,112
Sun Communities, Inc. (REIT)	6,600	92,400
Sunstone Hotel Investors, Inc. (REIT)	15,800	97,802
Tanger Factory Outlet Centers, Inc. (REIT)	9,700	364,914
U-Store-It Trust (REIT)	16,900	75,205
Universal Health Realty Income Trust (REIT)	3,900	128,349
Urstadt Biddle Properties "A" (REIT)	8,100	129,033
Washington Real Estate Investment Trust (REIT) (a)	15,155	428,887
Winthrop Realty Trust (REIT)	2,280	24,715
		13,469,728
Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*	2,200	58,344
Consolidated-Tomoka Land Co.	1,600	61,104
Forestar Group, Inc.*	10,500	99,960
FX Real Estate & Entertainment, Inc.*	2,220	333
Grubb & Ellis Co.	10,400	12,896
Maui Land & Pineapple Co., Inc.*	1,200	16,116
Meruelo Maddux Properties, Inc.*	13,200	16,368
Stratus Properties, Inc.*	900	11,214
Tejon Ranch Co.*	3,400	84,116
Thomas Properties Group, Inc.	9,000	23,310
		383,761
	Shares	Value ($)

Thrifts & Mortgage Finance 1.6%
Abington Bancorp., Inc.	5,300	49,025
Anchor BanCorp. Wisconsin, Inc. (a)	6,700	18,492
Bank Mutual Corp.	17,441	201,269
BankFinancial Corp.	5,200	52,988
Beneficial Mutual Bancorp., Inc.*	10,800	121,500
Berkshire Hills Bancorp., Inc.	2,200	67,892
Brookline Bancorp., Inc.	20,135	214,438
Clifton Savings Bancorp., Inc.	1,600	18,976
Corus Bankshares, Inc. (a)	15,000	16,650
Danvers Bancorp., Inc.	4,200	56,154
Dime Community Bancshares	8,969	119,288
ESSA Bancorp., Inc.	3,700	52,281
Federal Agricultural Mortgage Corp. "C" (a)	3,700	12,950
First Financial Holdings, Inc.	2,600	52,624
First Financial Northwest, Inc. (a)	5,300	49,502
First Niagara Financial Group, Inc.	36,579	591,482
First Place Financial Corp.	6,600	25,278
FirstFed Financial Corp.* (a)	5,700	9,975
Flagstar Bancorp., Inc.*	12,550	8,911
Flushing Financial Corp.	7,900	94,484
Guaranty Financial Group, Inc.* (a)	13,500	35,235
Kearny Financial Corp. (a)	4,497	57,562
NASB Financial, Inc.	400	10,800
NewAlliance Bancshares, Inc.	33,400	439,878
Northwest Bancorp., Inc.	6,000	128,280
OceanFirst Financial Corp.	1,600	26,560
Ocwen Financial Corp.* (a)	12,700	116,586
Oritani Financial Corp.*	2,700	45,495
Provident Financial Services, Inc.	18,364	280,969
Provident New York Bancorp.	14,678	182,007
Radian Group, Inc.	19,200	70,656
Rockville Financial, Inc.	1,500	20,955
Roma Financial Corp.	2,900	36,511
The PMI Group, Inc.	21,400	41,730
TrustCo Bank Corp. (a)	25,583	243,294
United Community Financial Corp.	8,472	7,625
United Financial Bancorp., Inc.	3,700	56,018
ViewPoint Financial Group	3,400	54,570
Waterstone Financial, Inc.*	3,020	10,117
Westfield Financial, Inc.	7,400	76,368
WSFS Financial Corp.	1,600	76,784
		3,852,159
Health Care 14.7%
Biotechnology 4.4%
Acadia Pharmaceuticals, Inc.*	10,191	9,172
Acorda Therapeutics, Inc.*	11,700	239,967
Affymax, Inc.*	2,600	25,974
Alexion Pharmaceuticals, Inc.* (a)	23,696	857,558
Alkermes, Inc.*	29,400	313,110
Allos Therapeutics, Inc.*	14,900	91,188
Alnylam Pharmaceuticals, Inc.*	10,900	269,557
Amicus Therapeutics, Inc.*	2,600	20,748
Arena Pharmaceuticals, Inc.*	25,900	108,003
ARIAD Pharmaceuticals, Inc.*	26,400	22,440
ArQule, Inc.*	16,000	67,520
Array BioPharma, Inc.*	13,800	55,890
Celera Corp.*	23,700	263,781
Cell Genesys, Inc.*	30,200	6,644
Celldex Therapeutics, Inc.*	5,500	43,560
	Shares	Value ($)

Cepheid, Inc.*	17,500	181,650
Cougar Biotechnology, Inc.*	4,300	111,800
Cubist Pharmaceuticals, Inc.*	17,357	419,345
CV Therapeutics, Inc.*	20,422	188,087
Cytokinetics, Inc.*	7,400	21,090
Cytori Therapeutics, Inc.*	8,000	28,880
Dendreon Corp.* (a)	31,800	145,644
Dyax Corp.*	14,300	52,052
Emergent Biosolutions, Inc.*	3,000	78,330
Enzon Pharmaceuticals, Inc.* (a)	16,400	95,612
Facet Biotech Corp.*	7,320	70,199
Genomic Health, Inc.* (a)	5,141	100,147
Geron Corp.* (a)	27,800	129,826
GTx, Inc.* (a)	6,746	113,603
Halozyme Therapeutics, Inc.* (a)	16,500	92,400
Human Genome Sciences, Inc.* (a)	45,000	95,400
Idenix Pharmaceuticals, Inc.*	7,604	44,027
Idera Pharmaceuticals, Inc.* (a)	5,600	43,008
ImmunoGen, Inc.*	10,300	44,187
Immunomedics, Inc.*	20,900	35,530
Incyte Corp.* (a)	22,800	86,412
Indevus Pharmaceuticals, Inc.*	27,100	85,094
InterMune, Inc.*	10,900	115,322
Isis Pharmaceuticals, Inc.* (a)	27,068	383,824
Lexicon Pharmaceuticals, Inc.*	18,600	26,040
Ligand Pharmaceuticals, Inc. "B"*	22,800	62,472
MannKind Corp.* (a)	19,900	68,257
Martek Biosciences Corp.*	9,800	297,038
Maxygen, Inc.*	6,100	54,412
Medarex, Inc.*	39,700	221,526
Metabolix, Inc.* (a)	7,000	89,040
Molecular Insight Pharmaceuticals, Inc.* (a)	3,900	16,770
Momenta Pharmaceuticals, Inc.*	8,400	97,440
Myriad Genetics, Inc.* (a)	13,700	907,762
Nabi Biopharmaceuticals*	19,133	64,095
Neurocrine Biosciences, Inc.*	14,600	46,720
Novavax, Inc.*	11,400	21,546
NPS Pharmaceuticals, Inc.*	11,700	72,657
Onyx Pharmaceuticals, Inc.*	17,200	587,552
Orexigen Therapeutics, Inc.*	7,500	41,850
OSI Pharmaceuticals, Inc.*	17,600	687,280
Osiris Therapeutics, Inc.* (a)	4,000	76,640
PDL BioPharma, Inc.	36,600	226,188
Pharmasset, Inc.*	5,600	73,416
Progenics Pharmaceuticals, Inc.*	9,000	92,790
Protalix BioTherapeutics, Inc.*	571	1,051
Regeneron Pharmaceuticals, Inc.*	19,259	353,595
Repligen Corp.*	7,300	27,594
Rigel Pharmaceuticals, Inc.*	11,400	91,200
Sangamo BioSciences, Inc.* (a)	12,800	44,544
Savient Pharmaceuticals, Inc.*	16,589	96,050
Seattle Genetics, Inc.* (a)	17,500	156,450
Synta Pharmaceuticals Corp.* (a)	5,100	31,212
Targacept, Inc.*	1,900	6,764
Theravance, Inc.* (a)	17,400	215,586
United Therapeutics Corp.* (a)	6,896	431,345
XOMA Ltd.*	47,700	29,574
ZymoGenetics, Inc.*	13,600	40,800
		10,513,837
Health Care Equipment & Supplies 3.8%
Abaxis, Inc.*	6,600	105,798
ABIOMED, Inc.*	10,400	170,768
	Shares	Value ($)

Accuray, Inc.* (a)	12,800	66,048
Align Technology, Inc.* (a)	18,400	161,000
American Medical Systems Holdings, Inc.* (a)	21,700	195,083
Analogic Corp.	4,500	122,760
AngioDynamics, Inc.*	8,400	114,996
ArthroCare Corp.* (a)	8,100	38,637
Atrion Corp.	300	29,130
Cantel Medical Corp.*	2,400	35,208
Cardiac Science Corp.*	4,300	32,250
Conceptus, Inc.*	10,400	158,288
CONMED Corp.*	8,761	209,738
CryoLife, Inc.*	9,900	96,129
Cyberonics, Inc.*	8,151	135,062
Cynosure, Inc. "A"*	3,600	32,868
Datascope Corp. (a)	3,806	198,825
Dexcom, Inc.*	6,900	19,044
ev3, Inc.* (a)	20,765	126,667
Exactech, Inc.*	2,900	48,836
Greatbatch, Inc.*	5,900	156,114
Haemonetics Corp.*	7,700	435,050
Hansen Medical, Inc.* (a)	6,100	44,042
I-Flow Corp.*	8,200	39,360
ICU Medical, Inc.*	4,200	139,188
Immucor, Inc.*	21,293	565,968
Insulet Corp.* (a)	6,500	50,180
Integra LifeSciences Holdings* (a)	5,500	195,635
Invacare Corp.	9,200	142,784
IRIS International, Inc.*	5,000	69,700
Kensey Nash Corp.*	3,000	58,230
Masimo Corp.*	14,000	417,620
Medical Action Industries, Inc.*	5,100	51,000
Mentor Corp.	9,847	304,568
Meridian Bioscience, Inc.	13,050	332,384
Merit Medical Systems, Inc.*	8,844	158,573
Micrus Endovascular Corp.*	5,800	67,338
Natus Medical, Inc.*	9,400	121,730
Neogen Corp.*	3,800	94,924
NuVasive, Inc.* (a)	10,900	377,685
NxStage Medical, Inc.*	5,885	15,713
OraSure Technologies, Inc.*	18,100	66,608
Orthofix International NV*	5,500	84,315
Orthovita, Inc.*	13,900	47,121
Palomar Medical Technologies, Inc.*	6,900	79,557
Quidel Corp.*	9,300	121,551
RTI Biologics, Inc.*	17,600	48,576
Sirona Dental Systems, Inc.*	5,200	54,600
Somanetics Corp.*	4,700	77,597
SonoSite, Inc.*	5,928	113,106
Spectranetics Corp.*	11,100	28,971
Stereotaxis, Inc.*	9,450	41,580
STERIS Corp.	18,000	430,020
SurModics, Inc.* (a)	4,900	123,823
Symmetry Medical, Inc.*	10,100	80,497
Synovis Life Technologies, Inc.*	4,700	88,078
Thoratec Corp.*	16,160	525,038
TomoTherapy, Inc.*	12,600	29,988
TranS1, Inc.*	3,000	21,630
Vnus Medical Technologies*	4,900	79,478
Volcano Corp.*	13,900	208,500
West Pharmaceutical Services, Inc.	9,672	365,311
	Shares	Value ($)

Wright Medical Group, Inc.*	11,000	224,730
Zoll Medical Corp.*	6,700	126,563
		9,002,159
Health Care Providers & Services 3.4%
Air Methods Corp.*	3,900	62,361
Alliance Imaging, Inc.*	5,800	46,226
Almost Family, Inc.* (a)	2,300	103,454
Amedisys, Inc.* (a)	8,299	343,081
AMERIGROUP Corp.*	16,100	475,272
AMN Healthcare Services, Inc.*	9,700	82,062
AmSurg Corp.*	9,200	214,728
Assisted Living Concepts, Inc. "A"*	15,400	63,910
athenahealth, Inc.*	6,300	237,006
Bio-Reference Laboratories, Inc.*	4,300	112,789
BMP Sunstone Corp.*	7,800	43,446
Capital Senior Living Corp.*	5,300	15,794
CardioNet, Inc.*	900	22,185
Catalyst Health Solutions, Inc.*	11,000	267,850
Centene Corp.*	13,000	256,230
Chemed Corp.	7,300	290,321
Chindex International, Inc.*	4,200	33,390
CorVel Corp.*	3,050	67,039
Cross Country Healthcare, Inc.*	10,300	90,537
Emergency Medical Services Corp. "A"*	3,600	131,796
Emeritus Corp.*	5,400	54,162
Five Star Quality Care, Inc.*	7,500	11,475
Genoptix, Inc.*	2,500	85,200
Gentiva Health Services, Inc.*	8,600	251,636
Hanger Orthopedic Group, Inc.*	9,500	137,845
HEALTHSOUTH Corp.*	27,800	304,688
Healthspring, Inc.*	14,700	293,559
Healthways, Inc.*	11,000	126,280
HMS Holdings Corp.*	8,500	267,920
inVentiv Health, Inc.*	10,100	116,554
IPC The Hospitalist Co.*	1,100	18,513
Kindred Healthcare, Inc.*	8,500	110,670
Landauer, Inc.	2,500	183,250
LHC Group, Inc.*	5,249	188,964
Magellan Health Services, Inc.*	12,400	485,584
MedCath Corp.*	5,800	60,552
Molina Healthcare, Inc.*	4,400	77,484
MWI Veterinary Supply, Inc.*	3,789	102,151
National Healthcare Corp.	2,200	111,408
Nighthawk Radiology Holdings, Inc.*	9,300	45,198
Odyssey HealthCare, Inc.*	11,875	109,844
Owens & Minor, Inc.	12,600	474,390
PharMerica Corp.*	9,311	145,903
Providence Service Corp.* (a)	4,638	6,725
PSS World Medical, Inc.*	19,063	358,766
Psychiatric Solutions, Inc.*	16,900	470,665
Radnet, Inc.*	5,200	17,420
RehabCare Group, Inc.*	6,600	100,056
Res-Care, Inc.*	6,700	100,634
Skilled Healthcare Group, Inc. "A"*	6,600	55,704
Sun Healthcare Group, Inc.*	13,400	118,590
Sunrise Senior Living, Inc.* (a)	13,450	22,596
Triple-S Management Corp. "B"*	5,700	65,550
Universal American Financial Corp.* (a)	12,037	106,166
US Physical Therapy, Inc.*	4,900	65,317
	Shares	Value ($)

Virtual Radiologic Corp.* (a)	3,100	26,288
		8,237,184
Health Care Technology 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	44,900	445,408
Computer Programs & Systems, Inc.	3,600	96,480
Eclipsys Corp.* (a)	16,706	237,058
MedAssets, Inc.*	4,200	61,320
Omnicell, Inc.*	10,700	130,647
Phase Forward, Inc.*	14,343	179,575
Vital Images, Inc.*	6,300	87,633
		1,238,121
Life Sciences Tools & Services 1.3%
Accelrys, Inc.*	5,700	24,852
Affymetrix, Inc.*	20,600	61,594
Albany Molecular Research, Inc.*	7,400	72,076
AMAG Pharmaceuticals, Inc.*	5,386	193,088
Bio-Rad Laboratories, Inc. "A"*	5,600	421,736
Bruker Corp.*	15,538	62,774
Caliper Life Sciences, Inc.*	10,000	9,700
Cambrex Corp.*	10,303	47,600
Clinical Data, Inc.*	2,500	22,250
Dionex Corp.*	5,660	253,851
Enzo Biochem, Inc.*	9,337	45,658
eResearchTechnology, Inc.*	13,100	86,853
Exelixis, Inc.* (a)	34,400	172,688
Kendle International, Inc.*	4,500	115,740
Life Sciences Research, Inc.*	3,200	30,080
Luminex Corp.*	13,005	277,787
Medivation, Inc.*	8,200	119,474
Nektar Therapeutics* (a)	31,900	177,364
PAREXEL International Corp.*	17,420	169,148
Pharmanet Development Group, Inc.* (a)	6,700	6,097
Sequenom, Inc.*	18,670	370,413
Varian, Inc.*	9,028	302,528
		3,043,351
Pharmaceuticals 1.3%
Adolor Corp.*	17,000	28,220
Akorn, Inc.* (a)	14,400	33,120
Alexza Pharmaceuticals, Inc.*	4,300	13,631
Ardea Biosciences, Inc.*	2,500	29,925
Auxilium Pharmaceuticals, Inc.*	13,200	375,408
Biodel, Inc.*	2,700	13,014
BioMimetic Therapeutics, Inc.*	4,300	39,646
Cadence Pharmaceuticals, Inc.*	5,000	36,150
Caraco Pharmaceutical Laboratories Ltd.*	2,300	13,616
Columbia Laboratories, Inc.*	12,000	15,240
Cypress Bioscience, Inc.*	13,200	90,288
DepoMed, Inc.*	12,100	19,965
Discovery Laboratories, Inc.*	35,200	39,424
Durect Corp.*	21,400	72,546
Inspire Pharmaceuticals, Inc.*	15,800	56,880
Javelin Pharmaceuticals, Inc.*	14,900	18,625
K-V Pharmaceutical Co. "A"*	10,150	29,232
Medicines Co.*	16,000	235,680
Medicis Pharmaceutical Corp. "A"	17,200	239,080
MiddleBrook Pharmaceuticals, Inc.* (a)	14,000	21,000
Noven Pharmaceuticals, Inc.*	8,500	93,500
Obagi Medical Products, Inc.*	6,800	50,728
	Shares	Value ($)

Optimer Pharmaceuticals, Inc.* (a)	5,800	70,238
Pain Therapeutics, Inc.*	12,000	71,040
Par Pharmaceutical Companies, Inc.*	10,600	142,146
POZEN, Inc.* (a)	8,900	44,856
Questcor Pharmaceuticals, Inc.*	14,500	134,995
Salix Pharmaceuticals Ltd.*	16,550	146,136
Valeant Pharmaceuticals International* (a)	19,600	448,840
ViroPharma, Inc.*	24,200	315,084
VIVUS, Inc.*	21,000	111,720
XenoPort, Inc.*	7,720	193,618
		3,243,591
Industrials 16.3%
Aerospace & Defense 2.1%
AAR Corp.*	11,350	208,954
Aerovironment, Inc.*	3,800	139,878
American Science & Engineering, Inc.	3,200	236,672
Applied Signal Technology, Inc.	2,800	50,232
Argon ST, Inc.*	4,983	93,979
Ascent Solar Technologies, Inc.* (a)	3,100	11,656
Axsys Technologies, Inc.*	3,100	170,066
Ceradyne, Inc.*	7,875	159,941
Cubic Corp.	4,000	108,800
Curtiss-Wright Corp.	13,700	457,443
Ducommun, Inc.	2,600	43,420
DynCorp International, Inc. "A"*	7,600	115,292
Esterline Technologies Corp.*	9,100	344,799
GenCorp, Inc.*	18,583	68,386
HEICO Corp. (a)	7,400	287,342
Herley Industries, Inc.*	3,200	39,296
Hexcel Corp.*	29,300	216,527
Ladish Co., Inc.*	5,400	74,790
LMI Aerospace, Inc.*	2,100	23,877
Moog, Inc. "A"*	12,775	467,182
Orbital Sciences Corp.*	17,560	342,947
Stanley, Inc.*	2,400	86,928
Taser International, Inc.*	21,700	114,576
Teledyne Technologies, Inc.*	11,022	491,030
TransDigm Group, Inc.*	10,190	342,078
Triumph Group, Inc.	4,800	203,808
		4,899,899
Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	4,117	77,811
Dynamex, Inc.*	2,480	36,580
Forward Air Corp.	9,737	236,317
Hub Group, Inc. "A"*	11,100	294,483
Pacer International, Inc.	11,700	122,031
Park-Ohio Holdings Corp.*	1,700	10,489
		777,711
Airlines 1.0%
AirTran Holdings, Inc.* (a)	31,900	141,636
Alaska Air Group, Inc.*	11,300	330,525
Allegiant Travel Co.*	4,700	228,279
Hawaiian Holdings, Inc.*	14,000	89,320
JetBlue Airways Corp.*	51,200	363,520
Republic Airways Holdings, Inc.*	10,679	113,945
SkyWest, Inc.	17,900	332,940
UAL Corp.	37,600	414,352
US Airways Group, Inc.*	36,000	278,280
		2,292,797
	Shares	Value ($)

Building Products 0.7%
AAON, Inc.	5,150	107,532
American Woodmark Corp.	4,100	74,743
Ameron International Corp.	2,900	182,468
Apogee Enterprises, Inc.	9,600	99,456
Builders FirstSource, Inc.* (a)	4,500	6,885
China Architectural Engineering, Inc.*	7,000	17,220
Gibraltar Industries, Inc.	9,350	111,639
Griffon Corp.*	13,805	128,800
Insteel Industries, Inc.	6,400	72,256
NCI Building Systems, Inc.*	5,900	96,170
Quanex Building Products Corp.	10,775	100,962
Simpson Manufacturing Co., Inc.	11,500	319,240
Trex Co., Inc.* (a)	5,400	88,884
Universal Forest Products, Inc.	5,800	156,078
		1,562,333
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	13,400	255,270
Acco Brands Corp.*	15,500	53,475
American Ecology Corp.	5,700	115,311
American Reprographics Co.*	10,540	72,726
AMREP Corp.*	800	25,024
ATC Technology Corp.*	7,200	105,336
Bowne & Co., Inc.	9,600	56,448
Casella Waste Systems, Inc. "A"*	8,300	33,864
Cenveo, Inc.* (a)	14,380	63,991
Clean Harbors, Inc.*	6,062	384,573
Comfort Systems USA, Inc.	14,000	149,240
Consolidated Graphics, Inc.*	3,000	67,920
Cornell Companies, Inc.*	4,000	74,360
Courier Corp.	2,450	43,855
Deluxe Corp.	15,300	228,888
EnergySolutions	9,800	55,370
EnerNOC, Inc.*	3,600	26,784
Ennis, Inc.	7,600	92,036
Fuel Tech, Inc.*	6,300	66,717
G & K Services, Inc. "A"	6,672	134,908
Geo Group, Inc.* (a)	15,500	279,465
GeoEye, Inc.*	6,300	121,149
Healthcare Services Group, Inc.	13,387	213,255
Herman Miller, Inc.	17,200	224,116
HNI Corp. (a)	13,000	205,920
ICT Group, Inc.*	3,400	15,572
Innerworkings, Inc.*	11,300	74,015
Interface, Inc. "A"	16,341	75,822
Kimball International, Inc. "B"	9,300	80,073
Knoll, Inc.	14,656	132,197
M&F Worldwide Corp.*	3,600	55,620
McGrath Rentcorp.	7,400	158,064
Metalico, Inc.*	8,400	13,020
Mine Safety Appliances Co.	9,300	222,363
Mobile Mini, Inc.* (a)	11,548	166,522
Multi-Color Corp.	2,100	33,222
PRG-Schultz International, Inc.*	3,400	13,872
Rollins, Inc.	12,412	224,409
Schawk, Inc.	4,900	56,154
Standard Parking Corp.*	2,200	42,548
Standard Register Co.	3,200	28,576
Sykes Enterprises, Inc.*	9,600	183,552
Team, Inc.*	6,300	174,510
Tetra Tech, Inc.*	18,116	437,502
United Stationers, Inc.*	7,151	239,487
	Shares	Value ($)

Viad Corp.	6,300	155,862
Waste Connections, Inc.*	24,575	775,833
Waste Services, Inc.*	7,733	50,883
		6,559,679
Construction & Engineering 1.0%
Dycom Industries, Inc.*	11,966	98,361
EMCOR Group, Inc.*	20,800	466,544
Furmanite Corp.*	9,800	52,822
Granite Construction, Inc.	9,950	437,104
Great Lakes Dredge & Dock Co.	10,400	43,160
Insituform Technologies, Inc. "A"*	9,590	188,827
Integrated Electrical Services, Inc.*	3,300	28,908
Layne Christensen Co.*	5,900	141,659
MasTec, Inc.*	12,500	144,750
Michael Baker Corp.*	2,600	95,966
Northwest Pipe Co.*	3,200	136,352
Orion Marine Group, Inc.*	7,800	75,348
Perini Corp.*	15,500	362,390
Pike Electric Corp.*	4,108	50,528
Sterling Construction Co., Inc.*	4,300	79,722
		2,402,441
Electrical Equipment 2.0%
A.O. Smith Corp. (a)	5,760	170,035
Acuity Brands, Inc.	12,431	433,966
Advanced Battery Technologies, Inc.*	15,400	40,964
Akeena Solar, Inc.* (a)	8,100	13,932
American Superconductor Corp.* (a)	12,989	211,851
AZZ, Inc.*	4,200	105,420
Baldor Electric Co.	14,197	253,417
Beacon Power Corp.*	32,600	17,278
Belden, Inc.	13,338	278,498
Brady Corp. "A"	15,400	368,830
Capstone Turbine Corp.* (a)	48,400	40,656
China BAK Battery, Inc.* (a)	11,800	19,116
Coleman Cable, Inc.*	2,000	9,060
Encore Wire Corp. (a)	6,550	124,188
Ener1, Inc.* (a)	13,200	94,380
Energy Conversion Devices, Inc.* (a)	13,809	348,125
EnerSys*	8,500	93,500
Evergreen Solar, Inc.* (a)	45,200	144,188
Franklin Electric Co., Inc. (a)	7,000	196,770
FuelCell Energy, Inc.* (a)	23,600	91,568
Fushi Copperweld, Inc.*	5,100	26,877
GrafTech International Ltd.*	36,698	305,327
GT Solar International, Inc.*	9,600	27,744
II-VI, Inc.*	8,200	156,538
LaBarge, Inc.*	2,700	38,745
LSI Industries, Inc.	7,575	52,040
Medis Technologies Ltd.* (a)	11,365	5,114
Microvision, Inc.*	21,000	35,280
Orion Energy Systems, Inc.* (a)	4,200	22,722
Plug Power, Inc.*	30,900	31,518
Polypore International, Inc.*	4,400	33,264
Powell Industries, Inc.*	2,900	84,158
Power-One, Inc.* (a)	16,200	19,278
PowerSecure International, Inc.*	3,500	11,515
Preformed Line Products Co.	400	18,416
Regal-Beloit Corp.	9,700	368,503
Ultralife Corp.*	4,900	65,709
Valence Technology, Inc.* (a)	12,900	23,478
	Shares	Value ($)

Vicor Corp.	4,174	27,590
Woodward Governor Co.	18,000	414,360
		4,823,918
Industrial Conglomerates 0.3%
Otter Tail Corp.	11,128	259,616
Raven Industries, Inc.	4,800	115,680
Seaboard Corp.	100	119,400
Standex International Corp.	2,900	57,536
Tredegar Corp.	8,155	148,258
		700,490
Machinery 3.0%
3D Systems Corp.*	6,700	53,198
Actuant Corp. "A"	17,000	323,340
Alamo Group, Inc.	1,200	17,940
Albany International Corp. "A"	8,552	109,808
Altra Holdings, Inc.*	9,300	73,563
American Railcar Industries, Inc. (a)	3,400	35,802
Ampco-Pittsburgh Corp.	3,000	65,100
Astec Industries, Inc.*	5,560	174,195
Badger Meter, Inc.	4,212	122,232
Barnes Group, Inc.	14,300	207,350
Blount International, Inc.*	10,200	96,696
Briggs & Stratton Corp. (a)	14,300	251,537
Cascade Corp.	2,800	83,608
Chart Industries, Inc.*	9,300	98,859
China Fire & Security Group, Inc.* (a)	3,500	23,835
CIRCOR International, Inc.	5,400	148,500
CLARCOR, Inc.	15,500	514,290
Colfax Corp.*	7,500	77,925
Columbus McKinnon Corp.*	6,600	90,090
Commercial Vehicle Group, Inc.*	5,675	5,278
Dynamic Materials Corp.	3,500	67,585
Energy Recovery, Inc.* (a)	4,700	35,626
EnPro Industries, Inc.*	6,200	133,548
ESCO Technologies, Inc.*	7,734	316,707
Federal Signal Corp.	13,830	113,544
Flow International Corp.*	11,800	28,556
Force Protection, Inc.*	22,900	136,942
FreightCar America, Inc.	4,400	80,388
Gorman-Rupp Co.	4,108	127,841
Graham Corp. (a)	3,600	38,952
Greenbrier Companies, Inc.	4,900	33,663
Hurco Companies, Inc.*	2,400	28,800
K-Tron International, Inc.*	600	47,940
Kadant, Inc.*	4,480	60,390
Kaydon Corp.	10,490	360,331
Key Technology, Inc.*	1,300	24,557
L.B. Foster Co. "A"*	3,900	121,992
Lindsay Corp. (a)	3,650	116,034
Lydall, Inc.*	6,400	36,800
Met-Pro Corp.	3,300	43,956
Middleby Corp.*	5,500	149,985
Mueller Industries, Inc.	11,000	275,880
Mueller Water Products, Inc. "A" (a)	36,100	303,240
NACCO Industries, Inc. "A"	1,725	64,532
NN, Inc.	6,300	14,427
Nordson Corp.	10,800	348,732
PMFG, Inc.*	3,400	32,504
RBC Bearings, Inc.*	6,845	138,817
Robbins & Myers, Inc.	8,400	135,828
Sauer-Danfoss, Inc.	4,188	36,645
	Shares	Value ($)

Sun Hydraulics Corp. (a)	4,050	76,302
Tecumseh Products Co. "A"*	5,641	54,041
Tennant Co.	5,200	80,080
Thermadyne Holdings Corp.*	3,300	22,671
Titan International, Inc.	10,375	85,594
Titan Machinery, Inc.*	2,200	30,932
TriMas Corp.*	2,600	3,588
TurboChef Technologies, Inc.*	6,700	32,897
Twin Disc, Inc.	3,300	22,737
Wabash National Corp.	11,200	50,400
Wabtec Corp.	14,771	587,147
Watts Water Technologies, Inc. "A"	8,480	211,746
Xerium Technologies, Inc.*	8,467	5,588
		7,291,611
Marine 0.2%
American Commercial Lines, Inc.*	11,000	53,900
Eagle Bulk Shipping, Inc. (a)	14,600	99,572
Genco Shipping & Trading Ltd. (a)	7,462	110,438
Horizon Lines, Inc. "A" (a)	9,164	31,982
International Shipholding Corp.	2,700	68,391
TBS International Ltd. "A"*	3,000	30,090
Ultrapetrol Bahamas Ltd.*	7,200	22,968
		417,341
Professional Services 1.6%
Administaff, Inc.	6,300	136,584
CBIZ, Inc.*	15,528	134,317
CDI Corp.	3,600	46,584
China Direct, Inc.* (a)	3,500	5,075
COMSYS IT Partners, Inc.*	5,274	11,814
CoStar Group, Inc.*	6,600	217,404
CRA International, Inc.*	3,700	99,641
Duff & Phelps Corp. "A"*	2,800	53,536
Exponent, Inc.*	5,200	156,416
First Advantage Corp. "A"*	3,300	46,695
Heidrick & Struggles International, Inc.	5,244	112,956
Hill International, Inc.*	6,500	45,760
Hudson Highland Group, Inc.*	8,900	29,815
Huron Consulting Group, Inc.*	6,345	363,378
ICF International, Inc.*	3,000	73,710
Kelly Services, Inc. "A"	9,200	119,692
Kforce, Inc.*	10,000	76,800
Korn/Ferry International*	14,223	162,427
LECG Corp.*	9,000	60,390
MPS Group, Inc.*	28,672	215,900
Navigant Consulting, Inc.*	14,475	229,718
Odyssey Marine Exploration, Inc.*	14,600	47,012
On Assignment, Inc.*	13,300	75,411
Resources Connection, Inc.*	14,000	229,320
School Specialty, Inc.*	6,500	124,280
Spherion Corp.*	19,743	43,632
The Advisory Board Co.*	5,900	131,570
TrueBlue, Inc.*	13,000	124,410
Volt Information Sciences, Inc.*	4,400	31,812
VSE Corp.	900	35,307
Watson Wyatt Worldwide, Inc. "A"	13,100	626,442
		3,867,808
Road & Rail 0.8%
AMERCO*	3,000	103,590
Arkansas Best Corp.	6,689	201,406
Celadon Group, Inc.*	8,200	69,946
	Shares	Value ($)

Dollar Thrifty Automotive Group, Inc.*	8,200	8,938
Genesee & Wyoming, Inc. "A"*	9,300	283,650
Heartland Express, Inc. (a)	17,181	270,772
Knight Transportation, Inc.	16,792	270,687
Marten Transport Ltd.*	4,900	92,904
Old Dominion Freight Line, Inc.*	8,450	240,487
Patriot Transportation Holding, Inc.*	300	21,021
Saia, Inc.*	5,249	57,004
Universal Truckload Services, Inc.*	2,210	31,294
Werner Enterprises, Inc. (a)	13,100	227,154
YRC Worldwide, Inc.* (a)	17,100	49,077
		1,927,930
Trading Companies & Distributors 0.6%
Aceto Corp.	5,400	54,054
Aircastle Ltd. (a)	13,200	63,096
Applied Industrial Technologies, Inc.	12,350	233,662
Beacon Roofing Supply, Inc.*	13,608	188,879
DXP Enterprises, Inc.*	3,000	43,830
H&E Equipment Services, Inc.*	4,500	34,695
Houston Wire & Cable Co.	6,400	59,584
Interline Brands, Inc.*	9,100	96,733
Kaman Corp.	8,700	157,731
Lawson Products, Inc.	500	11,425
RSC Holdings, Inc.* (a)	13,500	115,020
Rush Enterprises, Inc. "A"*	11,900	101,983
TAL International Group, Inc.	4,200	59,220
Textainer Group Holdings Ltd.	2,300	24,380
Watsco, Inc. (a)	6,853	263,155
		1,507,447
Transportation Infrastructure 0.0%
CAI International, Inc.*	1,500	4,755
Information Technology 15.2%
Communications Equipment 2.4%
3Com Corp.*	121,400	276,792
Acme Packet, Inc.*	9,900	52,074
ADTRAN, Inc.	17,300	257,424
Airvana, Inc.*	5,400	33,048
Anaren, Inc.*	5,670	67,757
Arris Group, Inc.*	38,316	304,612
Aruba Networks, Inc.*	14,500	36,975
Avanex Corp.*	4,446	4,668
Avocent Corp.*	13,300	238,203
Bel Fuse, Inc. "B"	4,535	96,142
BigBand Networks, Inc.*	12,600	69,552
Black Box Corp.	5,874	153,429
Blue Coat Systems, Inc.*	9,616	80,774
Bookham, Inc.*	25,700	11,565
Cogo Group, Inc.*	9,600	46,656
Comtech Telecommunications Corp.*	7,350	336,777
DG Fastchannel, Inc.*	5,600	69,888
Digi International, Inc.*	7,100	57,581
EMS Technologies, Inc.*	4,100	106,067
Emulex Corp.*	25,300	176,594
Extreme Networks, Inc.*	32,600	76,284
Finisar Corp.*	124,667	47,373
Globecomm Systems, Inc.*	4,600	25,254
Harmonic, Inc.*	28,900	162,129
Harris Stratex Networks, Inc. "A"*	7,050	36,378
	Shares	Value ($)

Hughes Communications, Inc.*	2,200	35,068
Infinera Corp.*	27,900	249,984
InterDigital, Inc.*	13,900	382,250
Ixia*	10,400	60,112
Loral Space & Communications, Inc.*	2,700	39,231
MRV Communications, Inc.*	43,534	33,521
NETGEAR, Inc.*	11,100	126,651
Neutral Tandem, Inc.*	5,100	82,722
Nextwave Wireless, Inc.*	13,900	1,251
Oplink Communications, Inc.*	7,771	66,831
OpNext, Inc.*	7,700	13,475
Orbcomm, Inc.* (a)	8,300	17,928
ParkerVision, Inc.* (a)	6,300	15,561
PC-Tel, Inc.	8,100	53,217
Plantronics, Inc.	14,700	194,040
Polycom, Inc.* (a)	26,700	360,717
Powerwave Technologies, Inc.*	38,800	19,400
Riverbed Technology, Inc.*	16,900	192,491
SeaChange International, Inc.*	11,700	84,357
ShoreTel, Inc.*	11,100	49,839
Sonus Networks, Inc.*	64,300	101,594
Starent Networks Corp.*	9,100	108,563
Sycamore Networks, Inc.*	55,100	148,219
Symmetricom, Inc.*	15,100	59,645
Tekelec*	20,000	266,800
UTStarcom, Inc.* (a)	32,800	60,680
ViaSat, Inc.*	8,800	211,904
		5,860,047
Computers & Peripherals 0.8%
3PAR, Inc.*	7,100	54,457
Adaptec, Inc.*	40,600	133,980
Avid Technology, Inc.*	9,300	101,463
Compellent Technologies, Inc.*	3,600	35,028
Cray, Inc.*	11,900	24,752
Data Domain, Inc.* (a)	9,700	182,360
Electronics for Imaging, Inc.*	16,300	155,828
Hutchinson Technology, Inc.* (a)	8,600	29,928
Hypercom Corp.*	19,100	20,628
Imation Corp.	9,100	123,487
Immersion Corp.*	10,400	61,256
Intermec, Inc.*	18,600	247,008
Intevac, Inc.*	7,800	39,546
Isilon Systems, Inc.*	4,500	14,805
Netezza Corp.*	11,300	75,032
Novatel Wireless, Inc.*	10,600	49,184
Palm, Inc.* (a)	32,909	101,031
Presstek, Inc.*	6,300	20,223
Quantum Corp.*	56,600	20,376
Rackable Systems, Inc.*	10,300	40,582
Rimage Corp.*	4,300	57,663
STEC, Inc.* (a)	11,000	46,860
Stratasys, Inc.*	6,700	72,025
Super Micro Computer, Inc.*	5,100	32,283
Synaptics, Inc.* (a)	10,650	176,364
		1,916,149
Electronic Equipment, Instruments & Components 1.8%
Agilysys, Inc.	7,968	34,183
Anixter International, Inc.*	9,000	271,080
Benchmark Electronics, Inc.*	20,748	264,952
Brightpoint, Inc.*	14,830	64,510
Checkpoint Systems, Inc.*	11,700	115,128
	Shares	Value ($)

China Security & Surveillance Technology, Inc.* (a)	7,400	32,782
Cogent, Inc.*	12,600	170,982
Cognex Corp. (a)	14,200	210,160
Coherent, Inc.*	6,800	145,928
Comverge, Inc.*	7,600	37,240
CPI International, Inc.*	1,900	16,454
CTS Corp.	12,090	66,616
Daktronics, Inc.	11,000	102,960
DTS, Inc.*	6,100	111,935
Echelon Corp.*	9,300	75,795
Electro Rent Corp.	5,600	62,496
Electro Scientific Industries, Inc.*	9,556	64,885
FARO Technologies, Inc.*	5,800	97,788
Gerber Scientific, Inc.*	8,800	44,968
Insight Enterprises, Inc.*	14,362	99,098
IPG Photonics Corp.*	5,100	67,218
KEMET Corp.*	21,900	5,913
L-1 Identity Solutions, Inc.*	19,560	131,834
Littelfuse, Inc.*	7,286	120,948
Maxwell Technologies, Inc.*	6,900	34,983
Measurement Specialties, Inc.*	3,511	24,401
Mercury Computer Systems, Inc.*	6,922	43,678
Methode Electronics, Inc. "A"	11,928	80,395
MTS Systems Corp.	6,100	162,504
Multi-Fineline Electronix, Inc.*	3,200	37,408
Newport Corp.*	11,900	80,682
OSI Systems, Inc.*	4,300	59,555
Park Electrochemical Corp.	6,787	128,682
PC Connection, Inc.*	1,900	9,728
PC Mall, Inc.*	4,300	17,243
Plexus Corp.*	12,224	207,197
RadiSys Corp.*	7,474	41,331
Rofin-Sinar Technologies, Inc.*	9,100	187,278
Rogers Corp.*	5,200	144,404
Sanmina-SCI Corp.*	158,300	74,401
ScanSource, Inc.*	8,100	156,087
Smart Modular Technologies (WWH), Inc.*	13,400	20,636
SYNNEX Corp.*	4,786	54,225
Technitrol, Inc.	12,600	43,848
TTM Technologies, Inc.*	14,700	76,587
Universal Display Corp.*	10,315	97,477
Zygo Corp.*	4,200	29,022
		4,227,605
Internet Software & Services 1.9%
Ariba, Inc.*	26,221	189,053
Art Technology Group, Inc.*	40,300	77,779
AsiaInfo Holdings, Inc.*	10,700	126,688
Bankrate, Inc.* (a)	3,800	144,400
Chordiant Software, Inc.*	11,380	30,271
comScore, Inc.*	6,200	79,050
Constant Contact, Inc.*	5,700	75,525
DealerTrack Holdings, Inc.*	12,600	149,814
Dice Holdings, Inc.*	5,000	20,400
Digital River, Inc.*	11,428	283,414
DivX, Inc.*	9,900	51,777
EarthLink, Inc.*	33,700	227,812
GSI Commerce, Inc.* (a)	7,200	75,744
InfoSpace, Inc.	12,100	91,355
Internap Network Services Corp.*	17,930	44,825
Internet Brands, Inc. "A"*	5,400	31,428
Internet Capital Group, Inc.*	12,300	67,035
	Shares	Value ($)

Interwoven, Inc.*	13,950	175,770
j2 Global Communications, Inc.*	13,600	272,544
Keynote Systems, Inc.*	3,200	24,672
Limelight Networks, Inc.*	11,300	27,685
Liquidity Services, Inc.*	5,500	45,815
LoopNet, Inc.*	8,200	55,924
Marchex, Inc. "B"	8,600	50,138
MercadoLibre, Inc.* (a)	7,800	127,998
ModusLink Global Solutions, Inc.*	14,590	42,165
Move, Inc.*	36,500	58,400
NIC, Inc.	12,300	56,580
Omniture, Inc.*	19,134	203,586
Perficient, Inc.*	10,700	51,146
Rackspace Hosting, Inc.*	5,500	29,590
RealNetworks, Inc.*	28,600	100,958
S1 Corp.*	17,900	141,231
SAVVIS, Inc.*	11,100	76,479
SonicWALL, Inc.*	19,900	79,202
SupportSoft, Inc.*	10,600	23,638
Switch & Data Facilities Co.*	5,800	42,862
TechTarget, Inc.* (a)	3,400	14,688
Terremark Worldwide, Inc.*	14,892	57,930
The Knot, Inc.*	10,300	85,696
TheStreet.com, Inc.	7,300	21,170
United Online, Inc. (a)	23,682	143,750
ValueClick, Inc.*	26,600	181,944
Vignette Corp.*	9,240	86,948
VistaPrint Ltd.*	13,400	249,374
Vocus, Inc.*	5,600	101,976
Web.com Group, Inc.*	10,200	37,332
Websense, Inc.*	13,900	208,083
		4,641,644
IT Services 1.7%
Acxiom Corp.	18,100	146,791
CACI International, Inc. "A"* (a)	9,100	410,319
Cass Information Systems, Inc.	1,400	42,644
China Information Security Technology, Inc.*	5,300	19,080
CIBER, Inc.*	14,147	68,047
CSG Systems International, Inc.*	11,800	206,146
CyberSource Corp.*	21,147	253,552
Euronet Worldwide, Inc.*	14,000	162,540
Exlservice Holdings, Inc.*	5,900	50,563
Forrester Research, Inc.*	5,200	146,692
Gartner, Inc.*	18,185	324,239
Gevity HR, Inc.	9,100	13,741
Global Cash Access Holdings, Inc.*	11,600	25,752
Heartland Payment Systems, Inc. (a)	7,460	130,550
iGATE Corp.*	4,288	27,915
infoGROUP, Inc.	9,800	46,452
Integral Systems, Inc.*	6,270	75,553
ManTech International Corp. "A"*	6,300	341,397
MAXIMUS, Inc.	5,406	189,805
NCI, Inc. "A"*	1,300	39,169
Ness Technologies, Inc.*	14,100	60,348
Online Resources Corp.*	9,600	45,504
Perot Systems Corp. "A"*	25,900	354,053
RightNow Technologies, Inc.*	9,700	74,981
Safeguard Scientifics, Inc.*	27,800	19,182
Sapient Corp.*	27,000	119,880
SRA International, Inc. "A"*	12,500	215,625
Syntel, Inc.	3,600	83,232
	Shares	Value ($)

TeleTech Holdings, Inc.*	12,200	101,870
The Hackett Group, Inc.*	10,800	31,536
TNS, Inc.*	8,500	79,815
VeriFone Holdings, Inc.* (a)	20,700	101,430
Wright Express Corp.*	11,500	144,900
		4,153,303
Semiconductors & Semiconductor Equipment 2.7%
Actel Corp.*	9,068	106,277
Advanced Analogic Technologies, Inc.*	16,854	50,899
Advanced Energy Industries, Inc.*	9,806	97,570
Amkor Technology, Inc.*	33,200	72,376
ANADIGICS, Inc.*	18,600	27,528
Applied Micro Circuits Corp.*	19,775	77,716
Asyst Technologies, Inc.*	18,700	4,675
Atheros Communications*	18,200	260,442
ATMI, Inc.*	10,206	157,479
AuthenTec, Inc.*	9,200	15,364
Axcelis Technologies, Inc.*	29,300	14,943
Brooks Automation, Inc.*	19,496	113,272
Cabot Microelectronics Corp.*	6,600	172,062
Cavium Networks, Inc.*	9,000	94,590
CEVA, Inc.*	4,800	33,600
Cirrus Logic, Inc.*	23,000	61,640
Cohu, Inc.	7,483	90,918
Cymer, Inc.*	9,373	205,362
Diodes, Inc.*	8,850	53,631
DSP Group, Inc.*	9,800	78,596
EMCORE Corp.* (a)	21,900	28,470
Entegris, Inc.*	34,385	75,303
Exar Corp.*	14,982	99,930
FEI Co.*	11,202	211,270
FormFactor, Inc.*	14,600	213,160
Hittite Microwave Corp.*	5,699	167,893
IXYS Corp.	8,700	71,862
Kopin Corp.*	17,600	35,904
Kulicke & Soffa Industries, Inc.*	18,300	31,110
Lattice Semiconductor Corp.*	40,700	61,457
LTX-Credence Corp*	39,474	10,658
Mattson Technology, Inc.*	18,100	25,521
Micrel, Inc.	17,600	128,656
Microsemi Corp.*	24,088	304,472
Microtune, Inc.*	16,500	33,660
MIPS Technologies, Inc.*	16,000	17,760
MKS Instruments, Inc.*	14,700	217,413
Monolithic Power Systems, Inc.*	8,000	100,880
Netlogic Microsystems, Inc.*	5,200	114,452
NVE Corp.* (a)	1,800	47,034
OmniVision Technologies, Inc.*	15,600	81,900
Pericom Semiconductor Corp.*	8,200	44,936
Photronics, Inc.*	12,168	23,728
PLX Technology, Inc.*	10,000	17,200
PMC-Sierra, Inc.*	67,500	328,050
Power Integrations, Inc.	8,900	176,932
RF Micro Devices, Inc.*	78,287	61,064
Rubicon Technology, Inc.*	4,700	20,022
Rudolph Technologies, Inc.*	8,602	30,365
Semitool, Inc.*	7,200	21,960
Semtech Corp.*	18,700	210,749
Sigma Designs, Inc.* (a)	8,300	78,850
Silicon Image, Inc.*	25,100	105,420
Silicon Storage Technology, Inc.*	28,000	64,120
SiRF Technology Holdings, Inc.*	19,800	25,344
	Shares	Value ($)

Skyworks Solutions, Inc.*	49,800	275,892
Spansion, Inc. "A"*	35,300	6,682
Standard Microsystems Corp.*	6,661	108,841
Supertex, Inc.*	4,248	101,994
Techwell, Inc.*	5,800	37,700
Tessera Technologies, Inc.*	14,500	172,260
Transmeta Corp.*	4,900	89,180
Trident Microsystems, Inc.*	22,400	42,336
TriQuint Semiconductor, Inc.*	43,678	150,252
Ultra Clean Holdings, Inc.*	7,300	14,673
Ultratech, Inc.*	8,528	101,995
Veeco Instruments, Inc.* (a)	10,800	68,472
Volterra Semiconductor Corp.*	8,800	62,920
Zoran Corp.*	15,165	103,577
		6,413,219
Software 3.9%
ACI Worldwide, Inc.* (a)	11,406	181,355
Actuate Corp.*	22,100	65,416
Advent Software, Inc.* (a)	5,100	101,847
American Software, Inc. "A"	4,500	21,150
Blackbaud, Inc.	14,982	202,257
Blackboard, Inc.* (a)	9,500	249,185
Bottomline Technologies, Inc.*	8,300	58,930
Callidus Software, Inc.*	6,900	20,631
Commvault Systems, Inc.*	12,800	171,648
Concur Technologies, Inc.* (a)	13,100	429,942
Deltek, Inc.*	2,700	12,528
DemandTec, Inc.*	4,800	38,736
Digimarc Corp.*	1,485	14,880
Double-Take Software, Inc.*	6,200	55,614
Ebix, Inc.*	1,500	35,850
Entrust, Inc.*	15,300	24,174
Epicor Software Corp.*	16,500	79,200
EPIQ Systems, Inc.*	10,100	168,771
Fair Isaac Corp.	14,500	244,470
FalconStor Software, Inc.*	13,783	38,317
i2 Technologies, Inc.* (a)	5,500	35,145
Informatica Corp.*	27,200	373,456
Interactive Intelligence, Inc.*	5,400	34,614
Jack Henry & Associates, Inc.	23,000	446,430
JDA Software Group, Inc.*	8,482	111,369
Kenexa Corp.*	7,933	63,305
Lawson Software, Inc.*	36,300	172,062
Macrovision Solutions Corp.*	25,178	318,502
Magma Design Automation, Inc.*	15,000	15,300
Manhattan Associates, Inc.*	8,500	134,385
Mentor Graphics Corp.*	27,900	144,243
MICROS Systems, Inc.*	25,032	408,522
MicroStrategy, Inc. "A"*	2,700	100,251
Midway Games, Inc.* (a)	8,559	1,626
Monotype Imaging Holdings, Inc.*	3,300	19,140
MSC.Software Corp.*	12,700	84,836
Net 1 UEPS Technologies, Inc.*	13,700	187,690
NetScout Systems, Inc.*	8,100	69,822
NetSuite, Inc.* (a)	2,100	17,724
OpenTV Corp. "A"*	19,300	23,739
OPNET Technologies, Inc.*	2,400	23,664
Parametric Technology Corp.*	35,200	445,280
Pegasystems, Inc.	3,300	40,788
Phoenix Technologies Ltd.*	10,100	35,350
Progress Software Corp.*	12,994	250,264
PROS Holdings, Inc.*	2,900	16,675
	Shares	Value ($)

QAD, Inc.	3,400	14,246
Quality Systems, Inc. (a)	5,700	248,634
Quest Software, Inc.*	21,700	273,203
Radiant Systems, Inc.*	8,300	27,971
Renaissance Learning, Inc.	1,900	17,081
Smith Micro Software, Inc.*	10,300	57,268
Solera Holdings, Inc.*	15,800	380,780
Sonic Solutions*	9,400	16,544
Sourcefire, Inc.*	4,700	26,320
SPSS, Inc.*	6,100	164,456
SuccessFactors, Inc.*	8,400	48,216
Sybase, Inc.*	24,300	601,911
Symyx Technologies, Inc.*	12,370	73,478
Synchronoss Technologies, Inc.*	6,700	71,422
Take-Two Interactive Software, Inc.*	23,500	177,660
Taleo Corp. "A"*	8,207	64,261
TeleCommunication Systems, Inc. "A"*	8,200	70,438
THQ, Inc.*	20,245	84,827
TIBCO Software, Inc.*	56,400	292,716
TiVo, Inc.*	33,500	239,860
Tyler Technologies, Inc.*	10,600	126,988
Ultimate Software Group, Inc.* (a)	7,500	109,500
Unica Corp.*	2,900	15,892
VASCO Data Security International, Inc.*	8,200	84,706
Wind River Systems, Inc.*	22,100	199,563
		9,277,024
Materials 3.6%
Chemicals 1.7%
A. Schulman, Inc.	9,400	159,800
American Vanguard Corp.	7,033	82,286
Arch Chemicals, Inc.	7,288	189,998
Balchem Corp.	4,900	122,059
Calgon Carbon Corp.*	16,600	254,976
Ferro Corp.	12,632	89,056
Flotek Industries, Inc.* (a)	7,000	17,640
GenTek, Inc.* (a)	3,200	48,160
H.B. Fuller Co.	14,881	239,733
ICO, Inc.* (a)	6,900	21,804
Innophos Holdings, Inc.	3,800	75,278
Innospec, Inc.	8,100	47,709
Koppers Holdings, Inc.	6,200	134,044
Landec Corp.*	4,900	32,242
LSB Industries, Inc.*	6,200	51,584
Minerals Technologies, Inc.	5,868	240,001
NewMarket Corp.	4,100	143,131
NL Industries, Inc.	1,832	24,549
Olin Corp.	22,754	411,392
OM Group, Inc.*	9,200	194,212
Penford Corp.	4,300	43,516
PolyOne Corp.*	27,262	85,875
Quaker Chemical Corp.	3,900	64,155
Rockwood Holdings, Inc.*	12,787	138,100
Sensient Technologies Corp.	14,233	339,884
ShengdaTech, Inc.* (a)	11,000	38,720
Solutia, Inc.*	29,800	134,100
Spartech Corp.	11,100	69,486
Stepan Co.	2,400	112,776
W.R. Grace & Co.*	22,200	132,534
Westlake Chemical Corp. (a)	5,200	84,708
	Shares	Value ($)

Zep, Inc.	6,365	122,908
Zoltek Companies, Inc.*	8,300	74,617
		4,021,033
Construction Materials 0.2%
Headwaters, Inc.* (a)	12,100	81,675
Texas Industries, Inc. (a)	7,147	246,572
US Concrete, Inc.*	13,500	45,360
		373,607
Containers & Packaging 0.4%
AEP Industries, Inc.*	1,600	28,128
Boise, Inc.*	12,300	5,289
Graphic Packaging Holding Co.*	38,900	44,346
Myers Industries, Inc.	9,359	74,872
Rock-Tenn Co. "A"	11,400	389,652
Silgan Holdings, Inc.	7,900	377,699
		919,986
Metals & Mining 1.0%
A.M. Castle & Co.	4,700	50,901
Allied Nevada Gold Corp.*	12,400	62,744
AMCOL International Corp.	7,550	158,172
Apex Silver Mines Ltd.* (a)	19,400	19,012
Brush Engineered Materials, Inc.*	5,700	72,504
China Precision Steel, Inc.*	7,000	8,750
Coeur d'Alene Mines Corp.*	169,100	148,808
Compass Minerals International, Inc.	10,000	586,600
General Moly, Inc.*	21,500	25,370
General Steel Holdings, Inc.* (a)	4,100	16,154
Haynes International, Inc.*	3,700	91,094
Hecla Mining Co.* (a)	52,200	146,160
Horsehead Holding Corp.*	9,900	46,530
Kaiser Aluminum Corp.	4,800	108,096
Olympic Steel, Inc.	3,000	61,110
Royal Gold, Inc.	9,100	447,811
RTI International Metals, Inc.*	6,900	98,739
Stillwater Mining Co.* (a)	11,925	58,910
Sutor Technology Group Ltd.*	3,600	8,316
Universal Stainless & Alloy Products, Inc.*	2,400	34,776
Worthington Industries, Inc.	20,100	221,502
		2,472,059
Paper & Forest Products 0.3%
AbitibiBowater, Inc.* (a)	16,016	7,528
Buckeye Technologies, Inc.*	11,398	41,489
Clearwater Paper Corp.*	3,350	28,106
Deltic Timber Corp.	3,700	169,275
Glatfelter	13,808	128,414
KapStone Paper and Packaging Corp.*	3,100	7,378
Louisiana-Pacific Corp.	31,100	48,516
Mercer International, Inc.*	12,212	23,447
Neenah Paper, Inc.	5,600	49,504
Schweitzer-Mauduit International, Inc.	6,100	122,122
Verso Paper Corp.	5,000	5,150
Wausau Paper Corp.	11,480	131,331
		762,260
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	15,200	142,576
	Shares	Value ($)

Atlantic Tele-Network, Inc.	2,300	61,065
Cbeyond, Inc.*	8,200	131,036
Cincinnati Bell, Inc.*	74,700	144,171
Cogent Communications Group, Inc.* (a)	14,800	96,644
Consolidated Communications Holdings, Inc.	8,250	98,010
FairPoint Communications, Inc. (a)	28,090	92,135
General Communication, Inc. "A"*	15,500	125,395
Global Crossing Ltd.*	9,100	72,254
Globalstar, Inc.*	9,100	1,820
iBasis, Inc.*	6,400	9,024
IDT Corp. "B"*	13,200	5,280
Iowa Telecommunications Services, Inc.	8,400	119,952
NTELOS Holdings Corp.	9,100	224,406
PAETEC Holding Corp.*	37,099	53,423
Premiere Global Services, Inc.*	18,448	158,837
Shenandoah Telecommunications Co.	6,072	170,320
tw telecom, inc.*	45,200	382,844
Vonage Holdings Corp.* (a)	12,200	8,052
		2,097,244
Wireless Telecommunication Services 0.2%
Centennial Communications Corp.*	23,000	185,380
FiberTower Corp.*	30,000	4,800
ICO Global Communications Holdings Ltd.*	30,100	34,013
iPCS, Inc.*	5,800	39,788
Syniverse Holdings, Inc.*	15,220	181,727
TerreStar Corp.*	15,700	6,280
USA Mobility, Inc.*	8,564	99,085
Virgin Mobile USA, Inc. "A"*	6,925	5,817
		556,890
Utilities 4.2%
Electric Utilities 1.7%
ALLETE, Inc.	8,900	287,203
Central Vermont Public Service Corp.	2,800	66,808
Cleco Corp.	20,060	457,970
El Paso Electric Co.*	15,500	280,395
Empire District Electric Co.	8,900	156,640
IDACORP, Inc.	13,200	388,740
ITC Holdings Corp. (a)	15,200	663,936
MGE Energy, Inc.	6,000	198,000
Portland General Electric Co.	20,000	389,400
UIL Holdings Corp.	6,933	208,198
Unisource Energy Corp.	10,200	299,472
Westar Energy, Inc.	32,000	656,320
		4,053,082
Gas Utilities 1.5%
Chesapeake Utilities Corp.	1,000	31,480
New Jersey Resources Corp.	12,975	510,566
Nicor, Inc.	13,500	468,990
Northwest Natural Gas Co.	8,907	393,956
Piedmont Natural Gas Co., Inc.	23,800	753,746
South Jersey Industries, Inc.	10,300	410,455
Southwest Gas Corp.	13,512	340,773
The Laclede Group, Inc.	6,500	304,460
WGL Holdings, Inc.	15,200	496,888
		3,711,314
	Shares	Value ($)

Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc.	6,100	194,407
Synthesis Energy Systems, Inc.*	4,600	3,128
US Geothermal, Inc.*	15,300	12,699
		210,234
Multi-Utilities 0.6%
Avista Corp.	18,371	356,030
Black Hills Corp.	12,000	323,520
CH Energy Group, Inc.	4,200	215,838
NorthWestern Corp.	11,100	260,517
PNM Resources, Inc.	22,400	225,792
		1,381,697
Water Utilities 0.3%
American States Water Co.	4,600	151,708
Cadiz, Inc.*	2,400	30,024
California Water Service Group	5,700	264,651
Connecticut Water Service, Inc.	1,200	28,332
Consolidated Water Co., Ltd. (a)	5,600	70,000
Middlesex Water Co.	2,300	39,629
SJW Corp.	5,100	152,694
Southwest Water Co.	9,625	30,993
		768,031
Total Common Stocks (Cost $343,119,327)		229,393,389

Warrants 0.0%
Industrials
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
US Treasury Obligation
US Treasury Bill, 0.603%**, 5/14/2009 (b) (Cost $939,496)	940,000	939,758
	Shares	Value ($)

Closed End Investment Companies 0.2%
Apollo Investment Corp.	43,323	403,337
Kayne Anderson Energy Development Fund	1,900	14,269
Total Closed End Investment Companies (Cost $832,148)		417,606

Securities Lending Collateral 11.2%
Daily Assets Fund Institutional, 1.69% (c) (d) (Cost $26,861,457)	26,861,457	26,861,457

Cash Equivalents 3.2%
Cash Management QP Trust, 1.42% (c) (Cost $7,762,710)	7,762,710	7,762,710
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $379,515,138)+	110.6	265,374,920
Other Assets and Liabilities, Net (a)	(10.6)	(25,496,867)
Net Assets	100.0	239,878,053
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $380,769,330. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $115,394,410. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,998,871 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $137,393,281.
(a) All or a portion of these securities were on loan amounting to $26,461,113. In addition, included in other assets and liabilities, net are pending sales, amounting to $238,160, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2008 amounted to $26,699,273, which is 11.1% of net assets.
(b) At December 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	3/20/2009	202	9,358,523	10,057,580	699,057

Fair Value Measurements

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments and of the valuation inputs, and the aggregate levels used in the table below, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments++
Level 1	$ 256,672,452	$ 699,057
Level 2	8,702,468	—
Level 3	0+++	—
Total	$ 265,374,920	$ 699,057
++ Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
+++ Market value of the security is $0.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value at December 31, 2008:

Investments in Securities
Balance as of January 1, 2008	$ 0
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization Premium/Discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of December 31, 2008	$ 0

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2008
Assets
Investments: Investments in securities, at value (cost $344,890,971) — including $26,461,113 of securities loaned	$ 230,750,753
Investment in Daily Assets Fund Institutional (cost $26,861,457)*	26,861,457
Investment in Cash Management QP Trust (cost $7,762,710)	7,762,710
Total investments at value (cost $379,515,138)	265,374,920
Receivable for investments sold	971,940
Dividends receivable	470,524
Receivable for daily variation margin on open futures contracts	567,839
Interest receivable	86,171
Receivable for Portfolio shares sold	62,575
Other assets	19,176
Total assets	267,553,145
Liabilities
Cash overdraft	392,901
Payable for investments purchased	168,422
Payable upon return of securities loaned	26,861,457
Payable for Portfolio shares redeemed	90,417
Accrued management fee	56,913
Other accrued expenses and payables	104,982
Total liabilities	27,675,092
Net assets, at value	$ 239,878,053
Net Assets Consist of
Undistributed net investment income	4,502,781
Net unrealized appreciation (depreciation) on: Investments	(114,140,218)
Futures	699,057
Foreign currency	(11)
Accumulated net realized gain (loss)	13,807,242
Paid-in capital	335,009,202
Net assets, at value	$ 239,878,053
Class A Net Asset Value, offering and redemption price per share ($197,550,473 ÷ 22,888,959 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.63
Class B Net Asset Value, offering and redemption price per share ($42,327,580 ÷ 4,907,741 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.62
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2008
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,455)	$ 4,756,785
Interest — Cash Management QP Trust	111,816
Interest	14,383
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	1,456,042
Total Income	6,339,026
Expenses: Management fee	1,120,688
Administration fee	320,197
Custodian fee	35,433
Distribution service fees (Class B)	142,599
Services to shareholders	1,837
Professional fees	70,823
Trustees' fees and expenses	12,187
Reports to shareholders	103,098
Other	61,863
Total expenses before expense reductions	1,868,725
Expense reductions	(208,071)
Total expenses after expense reductions	1,660,654
Net investment income (loss)	4,678,372
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	16,373,394
Futures	(1,472,283)
14,901,111
Change in net unrealized appreciation (depreciation) Investments	(144,530,606)
Futures	665,299
Foreign currency	(11)
(143,865,318)
Net gain (loss)	(128,964,207)
Net increase (decrease) in net assets resulting from operations	$ (124,285,835)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations: Net investment income (loss)	$ 4,678,372	$ 5,194,735
Net realized gain (loss)	14,901,111	73,373,342
Change in net unrealized appreciation (depreciation)	(143,865,318)	(75,889,353)
Net increase (decrease) in net assets resulting from operations	(124,285,835)	2,678,724
Distributions to shareholders from: Net investment income: Class A	(4,288,526)	(4,565,770)
Class B	(769,075)	(458,283)
Net realized gains: Class A	(27,269,429)	(33,459,835)
Class B	(5,881,158)	(4,794,943)
Total distributions	(38,208,188)	(43,278,831)
Portfolio share transactions: Class A Proceeds from shares sold	58,634,125	91,786,867
Reinvestment of distributions	31,557,955	38,025,605
Cost of shares redeemed	(64,335,261)	(126,864,683)
In-kind redemptions	—	(200,297,872)
Net increase (decrease) in net assets from Class A share transactions	25,856,819	(197,350,083)
Class B Proceeds from shares sold	7,947,062	19,495,609
Reinvestment of distributions	6,650,233	5,253,226
Cost of shares redeemed	(16,386,534)	(11,756,658)
Net increase (decrease) in net assets from Class B share transactions	(1,789,239)	12,992,177
Increase (decrease) in net assets	(138,426,443)	(224,958,013)
Net assets at beginning of period	378,304,496	603,262,509
Net assets at end of period (including undistributed net investment income of $4,502,781 and $5,249,273, respectively)	$ 239,878,053	$ 378,304,496
Other Information
Class A Shares outstanding at beginning of period	20,730,811	33,226,950
Shares sold	5,038,694	5,752,702
Shares issued to shareholders in reinvestment of distributions	2,603,792	2,409,734
Shares redeemed	(5,484,338)	(8,047,287)
In-kind redemptions	—	(12,611,288)
Net increase (decrease) in Class A shares	2,158,148	(12,496,139)
Shares outstanding at end of period	22,888,959	20,730,811
Class B Shares outstanding at beginning of period	4,996,175	4,198,980
Shares sold	731,345	1,229,459
Shares issued to shareholders in reinvestment of distributions	548,246	332,483
Shares redeemed	(1,368,025)	(764,747)
Net increase (decrease) in Class B shares	(88,434)	797,195
Shares outstanding at end of period	4,907,741	4,996,175

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 14.71	$ 16.12	$ 14.40	$ 14.35	$ 12.24
Income (loss) from investment operations: Net investment income (loss)[a]	.18	.17	.14	.11	.11
Net realized and unrealized gain (loss)	(4.77)	(.40)	2.34	.42	2.06
Total from investment operations	(4.59)	(.23)	2.48	.53	2.17
Less distributions from: Net investment income	(.20)	(.14)	(.10)	(.09)	(.06)
Net realized gains	(1.29)	(1.04)	(.66)	(.39)	—
Total distributions	(1.49)	(1.18)	(.76)	(.48)	(.06)
Net asset value, end of period	$ 8.63	$ 14.71	$ 16.12	$ 14.40	$ 14.35
Total Return (%)[b]	(34.12)	(1.90)	17.49	4.26	17.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	198	305	536	449	450
Ratio of expenses before expense reductions (%)	.54	.53	.47	.46	.48
Ratio of expenses after expense reductions (%)	.47	.51	.45	.45	.45
Ratio of net investment income (loss) (%)	1.51	1.09	.93	.78	.87
Portfolio turnover rate (%)	25	24[c]	42	26	22
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B Years Ended December 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 14.70	$ 16.11	$ 14.39	$ 14.34	$ 12.23
Income (loss) from investment operations: Net investment income (loss)[a]	.15	.13	.10	.07	.08
Net realized and unrealized gain (loss)	(4.77)	(.40)	2.34	.43	2.05
Total from investment operations	(4.62)	(.27)	2.44	.50	2.13
Less distributions from: Net investment income	(.17)	(.10)	(.06)	(.06)	(.02)
Net realized gains	(1.29)	(1.04)	(.66)	(.39)	—
Total distributions	(1.46)	(1.14)	(.72)	(.45)	(.02)
Net asset value, end of period	$ 8.62	$ 14.70	$ 16.11	$ 14.39	$ 14.34
Total Return (%)[b]	(34.33)	(2.16)	17.19	3.99	17.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	73	68	45	35
Ratio of expenses before expense reductions (%)	.79	.78	.72	.71	.73
Ratio of expenses after expense reductions (%)	.72	.76	.70	.70	.70
Ratio of net investment income (loss) (%)	1.26	.84	.68	.53	.66
Portfolio turnover rate (%)	25	24[c]	42	26	22
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective at the beginning of the Portfolio's fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2008, for the Portfolio's investments, as well as a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining value, is included at the end of the Portfolio's Investment Portfolio.

New Accounting Pronouncement. In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently reviewing the enhanced disclosure requirements for the adoption of FAS 161.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged. When utilizing future contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

From November 1, 2008 through December 31, 2008, the Portfolio incurred approximately $1,846,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2009.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2008, the Portfolio's components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$ 4,478,260
Undistributed net long-term capital gains	$ 17,606,230
Unrealized appreciation (depreciation) on investments	$ (115,394,410)

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended December 31,
	2008	2007
Distributions from ordinary income*	$ 9,127,370	$ 7,724,069
Distributions from long-term capital gains	$ 29,080,818	$ 35,554,762
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Real Estate Investment Trusts. The Portfolio periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

B. Purchases and Sales of Securities

During the year ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) aggregated $80,466,442 and $97,097,956, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2008 through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of 0.47% for Class A.

Accordingly, for the year ended December 31, 2008, the Advisor waived a portion of its management fee aggregating $203,672 and the amount charged aggregated $917,016, which was equivalent to an annual effective rate of 0.29% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2008, DIMA received an Administration fee of $320,197, of which $18,732 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2008, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2008
Class B	$ 142,599	$ 8,251

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the year ended December 31, 2008, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2008
Class A	$ 1,401	$ 1,401	$ —
Class B	380	—	92
	$ 1,781	$ 1,401	$ 92

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended December 31, 2008, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,889, of which $6,698 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended December 31, 2008, the Portfolio paid its allocated portion of the retirement benefit of $1,815 to the non-continuing Independent Board Members, and the Portfolio was reimbursed by DIMA for this payment.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended December 31, 2008, the Portfolio's custodian fee was reduced by $1,183 for custody credits earned.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At December 31, 2008, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 51% and 10%, respectively. At December 31, 2008, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 50% and 23%, respectively.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Portfolio") at December 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for the period ended on December 31, 2004 were audited by another Independent Registered Public Accounting Firm whose report dated February 8, 2005 expressed an unqualified opinion on those statements.

Boston, Massachusetts February 13, 2009	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

The Portfolio paid distributions of $1.13 per share from net long-term capital gains for the year ended December 31, 2008, of which 100% represent 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $19,429,000 as capital gain dividends for the year ended December 31, 2008, of which 100% represents 15% rate gains.

For corporate shareholders, 67% of the income dividends paid during the Portfolio's fiscal year ended December 31, 2008, qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 778-1482.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement," and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, N.A. ("NTI") in September 2008.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• At the present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters. In addition, the Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders at a special meeting held in 2006. DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of services provided under the Agreement. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA and NTI to attract and retain high-quality personnel, and the organizational depth and stability of DIMA and NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer group compiled by Lipper), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2007, the Fund's performance (Class A shares) was in the 2nd quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2007. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DIMA and NTI historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares' total (net) operating expenses were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2007) ("Lipper Universe Expenses"). The Board also reviewed each other share class's total (net) operating expenses relative to the Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Investments organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS Investments fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DWS Investments products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2008. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009[2] Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, executive committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	134
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		134
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	134
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International; PRX, The Public Radio Exchange; The PBS Foundation. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	134
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	134
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	134
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	134
William McClayton (1944) Board Member since 2004	Managing Director, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	134
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)	134
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	134
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	134
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	137
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Investments; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	134
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Rita Rubin[10] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Vice President and Associate General Counsel, UBS Global Asset Management (2001-2004)

Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Mr. Freeman assumed the Chairperson role as of January 1, 2009. Prior to that Ms. Driscoll served as Chairperson of certain DWS funds since 2004.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the fund.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-2 (R-9044-1 2/09)

ITEM 2.	CODE OF ETHICS

As of the end of the period, , December 31, 2008, DWS Small Cap Index VIP has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$40,925	$0	$0	$0
2007	$36,625	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$58,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$0	$19,000
2007	$0	$25,000	$600,000	$625,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2009